UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® GNMA Fund Fidelity® GNMA Fund : FGMNX

This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending July 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields, particularly for the 10-year U.S. Treasury, which serves as a benchmark for many U.S. borrowing rates.
•Against this backdrop, overall positioning among Ginnie Mae securities contributed to performance versus the benchmark Bloomberg GNMA Index for the fiscal year, with the fund's holdings benefiting from spread tightening and a carry advantage (that is, the portfolio earned more income than the benchmark average).
•Specifically, the fund's overweight in GNMAs with coupons of 2.0% and 2.5% helped, given that they outpaced the benchmark.
•Lack of exposure to recent-issue GNMA 3.5% coupon bonds that included builder buy-down collateral also boosted relative performance.
•Elsewhere, non-benchmark exposure to higher-coupon Fannie Mae and Freddie Mac securities, as well as to Freddie Mac commercial mortgage-backed securities, was beneficial.
•In contrast, the portfolio had more interest-rate sensitivity (as measured by its longer duration) than the benchmark, which detracted from relative performance as rates rose over the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® GNMA Fund	4.28%	0.31%	1.18%
Bloomberg GNMA Index	4.09%	0.35%	1.20%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,708,660,349
Number of Holdings	1,907
Total Advisory Fee	$4,934,845
Portfolio Turnover	620%
What did the Fund invest in?
(as of July 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.0
1 - 1.99%	0.4
2 - 2.99%	30.3
3 - 3.99%	32.0
4 - 4.99%	18.1
5 - 5.99%	25.8
6 - 6.99%	11.0
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 92.2
CMOs and Other Mortgage Related Securities - 15.7
U.S. Treasury Obligations - 9.7
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (17.8)%

TOP HOLDINGS (% of Fund's net assets)
Ginnie Mae II Pool	66.7
Ginnie Mae I Pool	26.2
Ginnie Mae REMIC pass-thru certificates	8.0
US Treasury Notes	7.4
Freddie Mac Multifamily Structured pass-thru certificates	5.6
US Treasury Bonds	2.3
Fannie Mae Mortgage pass-thru certificates	1.9
Freddie Mac Gold Pool	1.0
Fannie Mae Guaranteed REMIC	1.0
Ginnie Mae Mortgage pass-thru certificates	0.8
120.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913382.102    15-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$98,800	$8,100	$14,500	$3,000

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$99,600	$8,200	$14,500	$3,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
PwC	$14,586,700	$14,663,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® GNMA Fund

Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® GNMA Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 10.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.9%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	14,433	14,424
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (h)	11,434,004	2,168,051
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (h)	3,127,886	490,496
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	101,341	99,540
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	273,947	270,301
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	45,137	43,643
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	647,922	614,964
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	299,434	267,638
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	2,546,662	2,185,025
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	868,642	727,880
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	923,118	773,528
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	765,957	672,788
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,189,125	1,044,172
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	7,601,243	6,738,480
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	867,078	765,141
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8161% 6/25/2054 (b)(c)	1,577,784	1,584,593
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8161% 9/25/2054 (b)(c)	915,491	917,453
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0161% 2/25/2055 (b)(c)	1,105,558	1,112,202
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0161% 9/25/2054 (b)(c)	1,333,885	1,341,239
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7661% 2/25/2055 (b)(c)	1,023,365	1,026,130
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (b)(h)	40,605	4,902
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	64,305	7,684
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	60,734	7,396
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	674,004	594,675
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	151,331	154,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	78,871	81,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,261,682	3,696,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	840,728	758,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,007,582	876,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	2,655,464	2,409,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	2,591,654	2,500,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,493,294	1,453,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8161% 2/25/2055 (b)(c)	730,995	728,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8661% 10/25/2054 (b)(c)	1,403,801	1,408,788
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.0971% 5/20/2060 (b)(c)(i)	420,056	418,458
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0357% 8/20/2060 (b)(c)(i)	913,055	908,598
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1157% 12/20/2060 (b)(c)(i)	497,010	493,141
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2357% 12/20/2060 (b)(c)(i)	381,794	381,333
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2357% 2/20/2061 (b)(c)(i)	104,776	104,642
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2257% 2/20/2061 (b)(c)(i)	475,547	474,834
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2357% 4/20/2061 (b)(c)(i)	336,455	336,118
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2357% 5/20/2061 (b)(c)(i)	513,571	512,916
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2357% 5/20/2061 (b)(c)(i)	330,237	329,816
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.2657% 6/20/2061 (b)(c)(i)	372,818	372,523
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3357% 10/20/2061 (b)(c)(i)	467,852	468,001
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4357% 11/20/2061 (b)(c)(i)	442,719	443,243
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4357% 1/20/2062 (b)(c)(i)	238,720	239,182
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.3657% 1/20/2062 (b)(c)(i)	510,883	511,309
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.3657% 3/20/2062 (b)(c)(i)	396,606	396,858
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.3857% 5/20/2061 (b)(c)(i)	1,387	1,388
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0157% 5/20/2063 (b)(c)(i)	9,517	9,417
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9357% 4/20/2063 (b)(c)(i)	16,576	16,436
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1439% 6/20/2063 (b)(i)	225,273	218,764
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4762% 6/20/2065 (b)(i)	9,679	9,512
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	288,763	260,408
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.15% 8/20/2066 (b)(c)(i)	582,073	581,205
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (i)	5,533,664	5,419,808
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,419,670	1,437,561
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	424,942	430,336
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	875,739	878,117
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.6804% 5/16/2034 (b)(c)(h)	95,025	3,856
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.7159% 3/20/2033 (b)(h)	788,952	20,871
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	570,620	585,266
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 3.3804% 8/16/2034 (b)(h)	571,230	32,453
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.3804% 8/17/2034 (b)(h)	189,431	13,716
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	5,738,079	5,862,544
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 3.0159% 2/20/2035 (b)(h)	1,088,225	45,587
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,046,784	1,060,434
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	4,222,847	4,278,316
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	3,192,928	3,274,564
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	1,617,991	1,644,377
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,016,361
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	874,389	884,000
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	862,826	865,240
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 2.5159% 7/20/2034 (b)(h)	1,112,457	61,623
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 5.4239% 3/20/2036 (b)(c)	1,093,419	1,073,968
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	1,914,341	1,943,631
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.2822% 6/16/2037 (b)(c)	120,370	129,778
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.8704% 6/16/2037 (b)(h)	354,954	23,197
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 4.5696% 6/16/2038 (b)(c)	107,913	109,058
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 4.3641% 7/20/2038 (b)(c)	256,723	258,358
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,094,564	1,075,717
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	661,218	663,386
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 4.4696% 10/16/2040 (b)(c)	472,838	475,948
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	10,297,761	9,902,053
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	3,841,858	3,744,074
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,622,564	1,559,822
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3171% 3/20/2060 (b)(c)(i)	1,141,154	1,140,628
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	37,489	685
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (h)	103,000	9,500
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (h)	594,194	4,537
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1696% 4/16/2042 (b)(c)	191,979	190,613
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.1196% 6/16/2042 (b)(c)	192,949	192,553
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,456,361	1,446,951
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (h)	1,981,864	345,978
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (h)	1,904,304	369,727
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (h)	3,644,210	746,785
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (h)	734,469	149,470
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (h)	3,214,535	672,611
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (h)	4,546,035	903,708
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,377,898	2,168,236
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	917,960	837,138
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,537,503	1,389,959
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,246,489	1,137,679
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (h)	4,301,387	837,167
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (h)	4,939,228	985,200
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (h)	6,070,534	915,194
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (h)	2,348,225	465,949
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1341% 1/20/2046 (b)(c)	566,236	555,497
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.5557% 5/20/2040 (b)	1,456,755	1,457,460
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	9,538,367	8,803,279
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (h)	4,444,919	880,411
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	699,180	642,216
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,518,568	3,173,749
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	9,717,850	8,875,960
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	1,987,032	1,777,625
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,641,373	1,474,376
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	4,625,490	4,211,445
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.6956% 4/20/2047 (b)	5,149,430	5,144,559
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	1,813,796	1,681,707
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.2341% 4/20/2049 (b)(c)	3,856,216	3,818,169
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.1841% 3/20/2044 (b)(c)	35,798,564	35,517,571
TOTAL UNITED STATES		186,728,230
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,623,382)		186,728,230

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	17,670,943	17,598,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,275,708	1,269,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1818% 4/25/2029 (b)(c)	10,568,184	10,562,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1318% 10/25/2030 (b)(c)	11,892,365	11,876,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1318% 12/25/2030 (b)	10,698,879	10,698,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1318% 3/25/2031 (b)(c)	8,299,793	8,334,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1318% 3/25/2031 (b)(c)	12,196,465	12,200,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1318% 5/25/2031 (b)(c)	4,299,927	4,299,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1318% 5/25/2031 (b)(c)	4,400,000	4,398,082
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (b)(h)	123,826	1
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9712% 9/16/2042 (b)(h)	432,206	5,203
TOTAL UNITED STATES		81,245,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,477,878)		81,245,085

U.S. Government Agency - Mortgage Securities - 129.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 129.4%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	5,283	5,417
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	3,359	3,430
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.335% 5/1/2035 (b)(c)	38,167	39,136
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.361% 8/1/2035 (b)(c)	65,270	67,018
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.065% 11/1/2036 (b)(c)	19,337	19,882
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.052% 3/1/2033 (b)(c)	12,693	12,975
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	34,749	35,548
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1334%, 6.116% 7/1/2036 (b)(c)	18,327	18,774
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	6,910	7,106
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.085% 9/1/2034 (b)(c)	17,486	18,067
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.197% 7/1/2034 (b)(c)	23,758	24,390
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	174,693	172,129
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	364,428	320,906
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	188,398	166,382
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	69,138	60,994
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	33,570	28,807
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	516,982	446,389
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	280,491	240,612
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	185,838	160,172
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	913,164	893,907
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	710,256	714,278
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	691,206	695,769
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	2,576	2,621
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	6,898	7,047
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	6,651	6,801
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	83,894	85,603
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	2,683	2,738
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	3,887	3,982
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,602,791	1,642,478
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,664,818	6,793,920
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,818,755	1,866,063
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,765,658	1,813,378
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	850,658	874,379
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,404,422	1,440,514
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,823,050	3,918,909
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	458,795	474,625
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	315,635	326,526
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	498,530	521,574
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	265,071	274,217
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	2,498,144	2,627,476
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	96	97
Freddie Mac Gold Pool 2.5% 11/1/2041 (f)	5,954,377	5,251,885
Freddie Mac Gold Pool 2.5% 11/1/2041	497,086	439,092
Freddie Mac Gold Pool 2.5% 2/1/2042	1,108,894	983,427
Freddie Mac Gold Pool 2.5% 4/1/2042	346,524	304,982
Freddie Mac Gold Pool 2.5% 5/1/2041	2,337,591	2,085,973
Freddie Mac Gold Pool 2.5% 6/1/2041	408,414	360,655
Freddie Mac Gold Pool 3% 4/1/2034	165,837	158,944
Freddie Mac Gold Pool 3% 6/1/2051	57,551	49,387
Freddie Mac Gold Pool 5.5% 3/1/2053 (f)	1,641,972	1,653,837
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	2,684,030	2,801,387
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	2,489,043	2,601,763
Freddie Mac Gold Pool 6.5% 9/1/2053	205,496	215,059
Freddie Mac Gold Pool 6.5% 9/1/2053	198,215	206,882
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 6.61% 8/1/2034 (b)(c)	15,281	15,746
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	21,213	21,856
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.336% 6/1/2033 (b)(c)	57,542	58,981
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	518	528
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.612% 6/1/2033 (b)(c)	59,852	61,019
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2304%, 5.966% 12/1/2035 (b)(c)	217,280	224,058
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 5.864% 6/1/2033 (b)(c)	75,557	77,217
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.268% 3/1/2035 (b)(c)	163,060	167,613
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	37,556	38,438
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.064% 10/1/2035 (b)(c)	48,938	50,208
Freddie Mac Non Gold Pool 6% 9/1/2053	1,147,302	1,172,484
Ginnie Mae I Pool 2.25% 5/20/2050	1,348,333	1,101,292
Ginnie Mae I Pool 2.375% 5/20/2050	1,073,468	886,386
Ginnie Mae I Pool 2.5% 10/15/2042	150,369	130,990
Ginnie Mae I Pool 2.5% 10/20/2052	2,209,299	1,851,646
Ginnie Mae I Pool 2.5% 11/15/2042	200,804	175,216
Ginnie Mae I Pool 2.5% 12/15/2042	1,931,902	1,691,417
Ginnie Mae I Pool 2.5% 12/15/2042	1,772,277	1,549,909
Ginnie Mae I Pool 2.5% 12/15/2042	378,861	331,888
Ginnie Mae I Pool 2.5% 12/15/2042	140,996	123,167
Ginnie Mae I Pool 2.5% 12/15/2042	137,318	120,430
Ginnie Mae I Pool 2.5% 12/15/2042	24,609	21,734
Ginnie Mae I Pool 2.5% 12/20/2051	4,150,002	3,455,806
Ginnie Mae I Pool 2.5% 2/20/2056	395,232	330,324
Ginnie Mae I Pool 2.5% 3/15/2028	583,603	576,438
Ginnie Mae I Pool 2.5% 3/15/2028	309,985	305,967
Ginnie Mae I Pool 2.5% 4/15/2028	492,895	486,507
Ginnie Mae I Pool 2.5% 5/20/2050	1,606,667	1,338,915
Ginnie Mae I Pool 2.5% 8/20/2051	18,632,785	15,515,970
Ginnie Mae I Pool 2.625% 5/20/2050	2,705,782	2,275,831
Ginnie Mae I Pool 2.75% 5/20/2050	351,447	299,760
Ginnie Mae I Pool 3% 1/15/2043	113,485	102,360
Ginnie Mae I Pool 3% 1/15/2045	381,204	340,268
Ginnie Mae I Pool 3% 1/15/2045	6,686	5,961
Ginnie Mae I Pool 3% 1/20/2050	65,164	56,755
Ginnie Mae I Pool 3% 1/20/2050	48,728	42,440
Ginnie Mae I Pool 3% 10/15/2042	1,096,030	989,835
Ginnie Mae I Pool 3% 10/15/2043	86,270	77,748
Ginnie Mae I Pool 3% 10/15/2049	9,129,523	8,012,800
Ginnie Mae I Pool 3% 10/20/2041	436,249	371,290
Ginnie Mae I Pool 3% 11/15/2042	64,633	58,224
Ginnie Mae I Pool 3% 11/15/2042	24,159	21,710
Ginnie Mae I Pool 3% 11/15/2042	22,849	20,826
Ginnie Mae I Pool 3% 11/15/2044	60,316	54,335
Ginnie Mae I Pool 3% 11/20/2049	397,523	346,224
Ginnie Mae I Pool 3% 12/15/2042	1,400,561	1,261,685
Ginnie Mae I Pool 3% 12/15/2042	405,195	365,168
Ginnie Mae I Pool 3% 12/15/2042	216,381	195,582
Ginnie Mae I Pool 3% 12/15/2042	63,395	57,157
Ginnie Mae I Pool 3% 12/15/2042	1,583	1,432
Ginnie Mae I Pool 3% 12/20/2042	11,892,365	10,680,912
Ginnie Mae I Pool 3% 2/15/2038	2,902,813	2,676,222
Ginnie Mae I Pool 3% 2/15/2038	1,860,401	1,715,984
Ginnie Mae I Pool 3% 2/20/2043	1,970,585	1,774,446
Ginnie Mae I Pool 3% 2/20/2050	2,158,321	1,873,726
Ginnie Mae I Pool 3% 3/15/2038	816,398	752,319
Ginnie Mae I Pool 3% 3/15/2043	66,625	60,069
Ginnie Mae I Pool 3% 3/15/2045	411,608	367,127
Ginnie Mae I Pool 3% 3/15/2045	64,708	57,585
Ginnie Mae I Pool 3% 3/15/2045	10,979	9,854
Ginnie Mae I Pool 3% 3/20/2043	7,869,232	7,071,344
Ginnie Mae I Pool 3% 3/20/2043	3,242,553	2,917,480
Ginnie Mae I Pool 3% 3/20/2043	1,419,914	1,277,964
Ginnie Mae I Pool 3% 3/20/2043	185,126	166,433
Ginnie Mae I Pool 3% 4/15/2042	34,400	31,229
Ginnie Mae I Pool 3% 4/15/2043	1,490,257	1,343,605
Ginnie Mae I Pool 3% 4/15/2043	444,742	399,495
Ginnie Mae I Pool 3% 4/15/2043	422,092	379,458
Ginnie Mae I Pool 3% 4/15/2043	155,961	140,555
Ginnie Mae I Pool 3% 4/15/2043	102,960	93,023
Ginnie Mae I Pool 3% 4/15/2045	918,779	817,638
Ginnie Mae I Pool 3% 4/15/2045	537,082	478,677
Ginnie Mae I Pool 3% 4/15/2045	343,682	305,396
Ginnie Mae I Pool 3% 4/15/2045	12,317	10,941
Ginnie Mae I Pool 3% 5/15/2027	35,687	35,525
Ginnie Mae I Pool 3% 5/15/2043	673,707	604,435
Ginnie Mae I Pool 3% 5/15/2043	619,633	557,501
Ginnie Mae I Pool 3% 5/15/2043	606,893	546,264
Ginnie Mae I Pool 3% 5/15/2043	372,776	335,673
Ginnie Mae I Pool 3% 5/15/2043	240,012	217,596
Ginnie Mae I Pool 3% 5/15/2043	240,894	215,952
Ginnie Mae I Pool 3% 5/15/2043	192,090	172,618
Ginnie Mae I Pool 3% 5/15/2043	99,804	90,172
Ginnie Mae I Pool 3% 5/15/2043	72,327	64,942
Ginnie Mae I Pool 3% 5/15/2043	65,997	59,502
Ginnie Mae I Pool 3% 5/15/2043	11,598	10,431
Ginnie Mae I Pool 3% 5/15/2045	420,031	375,360
Ginnie Mae I Pool 3% 5/15/2045	12,683	11,270
Ginnie Mae I Pool 3% 5/20/2050	1,599,478	1,391,070
Ginnie Mae I Pool 3% 6/15/2038	890,495	821,754
Ginnie Mae I Pool 3% 6/15/2042	70,530	63,777
Ginnie Mae I Pool 3% 6/15/2042	68,423	61,537
Ginnie Mae I Pool 3% 6/15/2043	784,268	707,090
Ginnie Mae I Pool 3% 6/15/2043	740,727	664,830
Ginnie Mae I Pool 3% 6/15/2043	85,303	77,645
Ginnie Mae I Pool 3% 6/15/2043	48,185	43,353
Ginnie Mae I Pool 3% 6/15/2043	32,245	29,145
Ginnie Mae I Pool 3% 6/15/2043	30,387	27,340
Ginnie Mae I Pool 3% 6/15/2043	4,748	4,280
Ginnie Mae I Pool 3% 6/15/2045	4,165	3,696
Ginnie Mae I Pool 3% 6/20/2042	1,983,378	1,801,260
Ginnie Mae I Pool 3% 6/20/2050	3,462,043	3,010,948
Ginnie Mae I Pool 3% 7/15/2042	153,362	138,979
Ginnie Mae I Pool 3% 7/15/2042	98,761	88,968
Ginnie Mae I Pool 3% 7/15/2043	107,740	96,858
Ginnie Mae I Pool 3% 7/15/2043	51,979	46,844
Ginnie Mae I Pool 3% 7/20/2050	2,742,716	2,385,348
Ginnie Mae I Pool 3% 7/20/2050	2,712,226	2,359,678
Ginnie Mae I Pool 3% 7/20/2050	2,288,926	1,990,686
Ginnie Mae I Pool 3% 8/15/2042	31,734	28,517
Ginnie Mae I Pool 3% 8/15/2042	12,857	11,602
Ginnie Mae I Pool 3% 8/15/2043	118,273	106,859
Ginnie Mae I Pool 3% 9/15/2042	483,705	438,339
Ginnie Mae I Pool 3% 9/15/2042	260,000	235,924
Ginnie Mae I Pool 3% 9/15/2042	116,516	105,406
Ginnie Mae I Pool 3% 9/15/2042	75,714	68,436
Ginnie Mae I Pool 3% 9/15/2042	70,084	63,266
Ginnie Mae I Pool 3% 9/15/2042	57,716	52,124
Ginnie Mae I Pool 3% 9/15/2042	11,871	10,721
Ginnie Mae I Pool 3% 9/15/2042	6,018	5,442
Ginnie Mae I Pool 3% 9/20/2046	3,685,852	3,245,910
Ginnie Mae I Pool 3.25% 2/20/2041	655,894	562,597
Ginnie Mae I Pool 3.25% 7/20/2046	116,732	103,794
Ginnie Mae I Pool 3.375% 5/20/2050	276,971	242,500
Ginnie Mae I Pool 3.5% 1/15/2042	3,794,048	3,536,136
Ginnie Mae I Pool 3.5% 1/15/2042	2,326,121	2,166,325
Ginnie Mae I Pool 3.5% 1/15/2042	1,134,026	1,055,854
Ginnie Mae I Pool 3.5% 1/15/2042	44,580	41,476
Ginnie Mae I Pool 3.5% 1/15/2045	378,363	346,413
Ginnie Mae I Pool 3.5% 1/15/2045	188,499	174,871
Ginnie Mae I Pool 3.5% 1/20/2048	1,074,633	982,800
Ginnie Mae I Pool 3.5% 1/20/2050	78,180	69,913
Ginnie Mae I Pool 3.5% 1/20/2050	47,362	42,502
Ginnie Mae I Pool 3.5% 1/20/2050	46,068	41,298
Ginnie Mae I Pool 3.5% 1/20/2050	13,179	11,797
Ginnie Mae I Pool 3.5% 10/15/2042	192,089	177,668
Ginnie Mae I Pool 3.5% 10/20/2044	1,683,521	1,542,755
Ginnie Mae I Pool 3.5% 10/20/2049	640,999	566,409
Ginnie Mae I Pool 3.5% 11/15/2041	977,187	908,346
Ginnie Mae I Pool 3.5% 11/15/2041	302,534	282,719
Ginnie Mae I Pool 3.5% 11/15/2041	129,758	120,752
Ginnie Mae I Pool 3.5% 11/15/2042	37,357	34,433
Ginnie Mae I Pool 3.5% 11/20/2044	6,208,280	5,683,493
Ginnie Mae I Pool 3.5% 11/20/2044	1,230,672	1,125,325
Ginnie Mae I Pool 3.5% 11/20/2044	880,722	805,880
Ginnie Mae I Pool 3.5% 11/20/2049	192,606	172,600
Ginnie Mae I Pool 3.5% 11/20/2049	60,949	54,504
Ginnie Mae I Pool 3.5% 12/15/2026	15,340	15,301
Ginnie Mae I Pool 3.5% 12/15/2041	1,342,535	1,244,181
Ginnie Mae I Pool 3.5% 12/15/2041	173,741	160,731
Ginnie Mae I Pool 3.5% 12/15/2042	182,584	169,876
Ginnie Mae I Pool 3.5% 12/20/2042	315,294	290,775
Ginnie Mae I Pool 3.5% 12/20/2044	633,054	578,725
Ginnie Mae I Pool 3.5% 12/20/2044	436,849	399,463
Ginnie Mae I Pool 3.5% 2/15/2042	1,983,487	1,841,492
Ginnie Mae I Pool 3.5% 2/15/2042	1,145,158	1,059,708
Ginnie Mae I Pool 3.5% 2/15/2042	670,775	622,945
Ginnie Mae I Pool 3.5% 2/15/2042	540,333	503,864
Ginnie Mae I Pool 3.5% 2/15/2042	329,970	307,302
Ginnie Mae I Pool 3.5% 2/15/2042	85,355	79,220
Ginnie Mae I Pool 3.5% 2/15/2043	65,074	60,447
Ginnie Mae I Pool 3.5% 2/20/2043	2,451,631	2,265,548
Ginnie Mae I Pool 3.5% 3/15/2027	33,262	33,169
Ginnie Mae I Pool 3.5% 3/15/2042	5,412,609	5,023,605
Ginnie Mae I Pool 3.5% 3/15/2042	3,400,972	3,168,962
Ginnie Mae I Pool 3.5% 3/15/2042	1,287,336	1,192,322
Ginnie Mae I Pool 3.5% 3/15/2042	839,540	780,584
Ginnie Mae I Pool 3.5% 3/15/2042	230,737	214,442
Ginnie Mae I Pool 3.5% 3/15/2042	125,314	116,949
Ginnie Mae I Pool 3.5% 3/15/2042	30,217	28,105
Ginnie Mae I Pool 3.5% 3/20/2043	4,406,424	4,085,816
Ginnie Mae I Pool 3.5% 3/20/2043	1,080,261	998,263
Ginnie Mae I Pool 3.5% 3/20/2043	998,719	922,108
Ginnie Mae I Pool 3.5% 3/20/2043	648,710	597,534
Ginnie Mae I Pool 3.5% 4/15/2042 (d)	8,242,437	7,682,134
Ginnie Mae I Pool 3.5% 4/15/2042	3,553,048	3,308,125
Ginnie Mae I Pool 3.5% 4/15/2042	3,540,873	3,300,172
Ginnie Mae I Pool 3.5% 4/15/2042	2,216,457	2,062,105
Ginnie Mae I Pool 3.5% 4/15/2042	1,274,471	1,188,144
Ginnie Mae I Pool 3.5% 4/20/2043	1,066,377	983,089
Ginnie Mae I Pool 3.5% 5/15/2042	3,999,572	3,728,659
Ginnie Mae I Pool 3.5% 5/15/2042	1,298,423	1,208,612
Ginnie Mae I Pool 3.5% 5/15/2042	747,230	695,898
Ginnie Mae I Pool 3.5% 5/15/2042	533,324	496,942
Ginnie Mae I Pool 3.5% 5/15/2042	43,961	40,789
Ginnie Mae I Pool 3.5% 5/20/2050	2,439,445	2,176,159
Ginnie Mae I Pool 3.5% 6/15/2042	736,972	681,391
Ginnie Mae I Pool 3.5% 6/15/2043	103,272	95,242
Ginnie Mae I Pool 3.5% 6/15/2044	425,515	390,962
Ginnie Mae I Pool 3.5% 7/15/2042	6,876,326	6,370,685
Ginnie Mae I Pool 3.5% 7/15/2042	843,709	780,526
Ginnie Mae I Pool 3.5% 7/15/2043	459,832	424,789
Ginnie Mae I Pool 3.5% 7/15/2043	9,226	8,529
Ginnie Mae I Pool 3.5% 7/20/2043	1,157,712	1,063,796
Ginnie Mae I Pool 3.5% 7/20/2043	476,526	437,887
Ginnie Mae I Pool 3.5% 7/20/2046	61,999,503	56,543,157
Ginnie Mae I Pool 3.5% 8/15/2042	251,758	233,105
Ginnie Mae I Pool 3.5% 8/15/2042	182,456	169,615
Ginnie Mae I Pool 3.5% 8/15/2042	78,338	75,081
Ginnie Mae I Pool 3.5% 8/15/2042	40,900	37,901
Ginnie Mae I Pool 3.5% 8/15/2043	419,199	385,766
Ginnie Mae I Pool 3.5% 9/15/2043	77,503	71,418
Ginnie Mae I Pool 3.5% 9/20/2049	1,266,370	1,111,884
Ginnie Mae I Pool 3.7% 10/15/2042	3,182,899	2,953,873
Ginnie Mae I Pool 3.74% 7/20/2042	200,291	186,215
Ginnie Mae I Pool 3.75% 1/20/2046	1,694,065	1,558,383
Ginnie Mae I Pool 3.75% 10/20/2041	823,174	767,721
Ginnie Mae I Pool 3.75% 10/20/2045	2,206,370	2,032,952
Ginnie Mae I Pool 3.75% 11/20/2045	792,016	729,248
Ginnie Mae I Pool 3.75% 11/20/2046	2,469,295	2,245,096
Ginnie Mae I Pool 3.75% 2/20/2046	626,058	575,269
Ginnie Mae I Pool 3.75% 5/20/2046	771,736	709,926
Ginnie Mae I Pool 3.75% 7/20/2047	203,261	184,615
Ginnie Mae I Pool 3.75% 8/20/2045	1,291,165	1,188,840
Ginnie Mae I Pool 3.75% 9/20/2045	1,050,148	966,924
Ginnie Mae I Pool 4% 1/15/2040	414,620	395,201
Ginnie Mae I Pool 4% 1/15/2040	142,782	135,927
Ginnie Mae I Pool 4% 1/15/2040	56,545	53,896
Ginnie Mae I Pool 4% 1/15/2041	456,882	434,511
Ginnie Mae I Pool 4% 1/15/2041	209,934	199,735
Ginnie Mae I Pool 4% 1/15/2041	187,865	178,809
Ginnie Mae I Pool 4% 1/15/2041	157,439	149,850
Ginnie Mae I Pool 4% 1/15/2041	154,823	147,450
Ginnie Mae I Pool 4% 1/15/2041	127,373	121,307
Ginnie Mae I Pool 4% 1/15/2041	57,700	55,080
Ginnie Mae I Pool 4% 1/15/2041	48,610	46,363
Ginnie Mae I Pool 4% 1/15/2041	47,069	44,893
Ginnie Mae I Pool 4% 1/15/2041	29,893	28,429
Ginnie Mae I Pool 4% 1/15/2041	17,806	16,987
Ginnie Mae I Pool 4% 1/15/2041	3,618	3,442
Ginnie Mae I Pool 4% 1/15/2042	285,499	271,574
Ginnie Mae I Pool 4% 1/15/2042	131,723	125,323
Ginnie Mae I Pool 4% 1/15/2042	126,162	120,671
Ginnie Mae I Pool 4% 1/15/2042	47,000	44,663
Ginnie Mae I Pool 4% 1/15/2042	18,319	17,391
Ginnie Mae I Pool 4% 1/15/2043	65,193	61,740
Ginnie Mae I Pool 4% 1/15/2045	280,785	264,106
Ginnie Mae I Pool 4% 1/15/2045	153,707	145,862
Ginnie Mae I Pool 4% 1/20/2042	3,031,545	2,864,621
Ginnie Mae I Pool 4% 1/20/2042	77,282	72,928
Ginnie Mae I Pool 4% 1/20/2049	723,727	666,572
Ginnie Mae I Pool 4% 1/20/2050	576,527	530,637
Ginnie Mae I Pool 4% 10/15/2039	1,094,569	1,043,524
Ginnie Mae I Pool 4% 10/15/2039	914,501	871,309
Ginnie Mae I Pool 4% 10/15/2039	532,522	508,227
Ginnie Mae I Pool 4% 10/15/2039	125,803	119,886
Ginnie Mae I Pool 4% 10/15/2040	3,619,679	3,448,010
Ginnie Mae I Pool 4% 10/15/2040	1,214,664	1,157,776
Ginnie Mae I Pool 4% 10/15/2040	314,007	299,238
Ginnie Mae I Pool 4% 10/15/2040	178,005	169,528
Ginnie Mae I Pool 4% 10/15/2040	149,838	142,674
Ginnie Mae I Pool 4% 10/15/2040	58,814	55,901
Ginnie Mae I Pool 4% 10/15/2040	49,950	47,504
Ginnie Mae I Pool 4% 10/15/2040	28,257	26,923
Ginnie Mae I Pool 4% 10/15/2040	15,308	14,585
Ginnie Mae I Pool 4% 10/15/2040	15,178	14,464
Ginnie Mae I Pool 4% 10/15/2040	7,523	7,182
Ginnie Mae I Pool 4% 10/15/2040	5,965	5,689
Ginnie Mae I Pool 4% 10/15/2041	2,411,147	2,289,515
Ginnie Mae I Pool 4% 10/15/2041	795,824	756,264
Ginnie Mae I Pool 4% 10/15/2041	572,834	545,443
Ginnie Mae I Pool 4% 10/15/2041	456,370	433,939
Ginnie Mae I Pool 4% 10/15/2041	249,677	237,266
Ginnie Mae I Pool 4% 10/15/2041	239,810	228,113
Ginnie Mae I Pool 4% 10/15/2041	182,947	174,058
Ginnie Mae I Pool 4% 10/15/2041	173,615	165,147
Ginnie Mae I Pool 4% 10/15/2041	133,480	126,995
Ginnie Mae I Pool 4% 10/15/2041	110,153	105,016
Ginnie Mae I Pool 4% 10/15/2041	92,434	87,839
Ginnie Mae I Pool 4% 10/15/2041	78,945	74,992
Ginnie Mae I Pool 4% 10/15/2041	61,960	58,737
Ginnie Mae I Pool 4% 10/15/2041	58,771	55,915
Ginnie Mae I Pool 4% 10/15/2041	57,598	54,923
Ginnie Mae I Pool 4% 10/15/2041	49,477	47,121
Ginnie Mae I Pool 4% 10/15/2041	24,604	23,428
Ginnie Mae I Pool 4% 10/15/2041	11,128	10,545
Ginnie Mae I Pool 4% 10/15/2041	9,137	8,660
Ginnie Mae I Pool 4% 11/15/2039	1,660,915	1,584,125
Ginnie Mae I Pool 4% 11/15/2039	274,510	261,384
Ginnie Mae I Pool 4% 11/15/2039	195,033	186,337
Ginnie Mae I Pool 4% 11/15/2040	870,985	830,893
Ginnie Mae I Pool 4% 11/15/2040	254,772	242,840
Ginnie Mae I Pool 4% 11/15/2040	200,371	190,751
Ginnie Mae I Pool 4% 11/15/2040	160,643	152,962
Ginnie Mae I Pool 4% 11/15/2040	40,814	39,101
Ginnie Mae I Pool 4% 11/15/2040	37,578	35,760
Ginnie Mae I Pool 4% 11/15/2040	22,655	21,580
Ginnie Mae I Pool 4% 11/15/2040	8,524	8,135
Ginnie Mae I Pool 4% 11/15/2041	453,054	430,533
Ginnie Mae I Pool 4% 11/15/2041	63,727	60,583
Ginnie Mae I Pool 4% 11/15/2042	511,625	485,315
Ginnie Mae I Pool 4% 11/15/2042	120,747	114,444
Ginnie Mae I Pool 4% 11/15/2042	22,203	21,040
Ginnie Mae I Pool 4% 12/15/2039	655,708	625,261
Ginnie Mae I Pool 4% 12/15/2039	450,508	429,771
Ginnie Mae I Pool 4% 12/15/2039	76,038	72,403
Ginnie Mae I Pool 4% 12/15/2040	1,694,124	1,612,138
Ginnie Mae I Pool 4% 12/15/2040	524,305	499,750
Ginnie Mae I Pool 4% 12/15/2040	264,860	252,195
Ginnie Mae I Pool 4% 12/15/2040	179,099	170,296
Ginnie Mae I Pool 4% 12/15/2040	75,999	72,395
Ginnie Mae I Pool 4% 12/15/2040	74,810	71,204
Ginnie Mae I Pool 4% 12/15/2040	8,648	8,273
Ginnie Mae I Pool 4% 12/15/2040	6,230	5,933
Ginnie Mae I Pool 4% 12/15/2040	2,944	2,796
Ginnie Mae I Pool 4% 12/15/2041	734,683	697,893
Ginnie Mae I Pool 4% 12/15/2041	511,157	485,560
Ginnie Mae I Pool 4% 12/15/2041	182,794	173,948
Ginnie Mae I Pool 4% 12/15/2041	148,211	140,705
Ginnie Mae I Pool 4% 12/15/2041	72,238	68,551
Ginnie Mae I Pool 4% 12/15/2041	71,253	67,659
Ginnie Mae I Pool 4% 12/15/2041	52,430	50,006
Ginnie Mae I Pool 4% 12/15/2041	7,139	6,785
Ginnie Mae I Pool 4% 12/15/2042	254,413	242,806
Ginnie Mae I Pool 4% 12/15/2042	16,328	15,495
Ginnie Mae I Pool 4% 12/20/2040	119,985	113,670
Ginnie Mae I Pool 4% 2/15/2040	402,696	383,916
Ginnie Mae I Pool 4% 2/15/2040	297,390	283,462
Ginnie Mae I Pool 4% 2/15/2040	8,575	8,217
Ginnie Mae I Pool 4% 2/15/2041	349,908	333,313
Ginnie Mae I Pool 4% 2/15/2041	75,673	72,010
Ginnie Mae I Pool 4% 2/15/2041	70,241	66,855
Ginnie Mae I Pool 4% 2/15/2041	51,937	49,474
Ginnie Mae I Pool 4% 2/15/2041	24,202	23,083
Ginnie Mae I Pool 4% 2/15/2041	17,818	16,919
Ginnie Mae I Pool 4% 2/15/2041	14,078	13,462
Ginnie Mae I Pool 4% 2/15/2042	458,052	434,945
Ginnie Mae I Pool 4% 2/15/2042	220,191	208,612
Ginnie Mae I Pool 4% 2/15/2042	113,292	107,875
Ginnie Mae I Pool 4% 2/15/2042	76,673	72,847
Ginnie Mae I Pool 4% 2/15/2042	58,827	56,072
Ginnie Mae I Pool 4% 2/15/2042	54,650	51,914
Ginnie Mae I Pool 4% 2/15/2045	307,654	289,478
Ginnie Mae I Pool 4% 2/15/2045	84,705	79,941
Ginnie Mae I Pool 4% 2/20/2046	673,886	629,569
Ginnie Mae I Pool 4% 3/15/2040	277,049	264,523
Ginnie Mae I Pool 4% 3/15/2040	217,697	207,633
Ginnie Mae I Pool 4% 3/15/2041	1,035,336	985,231
Ginnie Mae I Pool 4% 3/15/2041	33,537	31,987
Ginnie Mae I Pool 4% 3/15/2041	18,846	17,964
Ginnie Mae I Pool 4% 3/15/2041	13,660	12,966
Ginnie Mae I Pool 4% 3/15/2042	222,936	211,602
Ginnie Mae I Pool 4% 3/15/2042	160,347	152,288
Ginnie Mae I Pool 4% 3/15/2042	33,935	32,151
Ginnie Mae I Pool 4% 3/15/2044	338,362	320,062
Ginnie Mae I Pool 4% 3/15/2045	241,228	228,270
Ginnie Mae I Pool 4% 3/15/2045	136,507	130,033
Ginnie Mae I Pool 4% 3/20/2042	562,967	531,376
Ginnie Mae I Pool 4% 3/20/2047	282,768	262,469
Ginnie Mae I Pool 4% 4/15/2039	396,596	378,341
Ginnie Mae I Pool 4% 4/15/2039	107,888	103,240
Ginnie Mae I Pool 4% 4/15/2041	1,921,127	1,828,893
Ginnie Mae I Pool 4% 4/15/2042	38,700	36,636
Ginnie Mae I Pool 4% 4/15/2043	201,996	192,030
Ginnie Mae I Pool 4% 4/15/2043	11,536	10,951
Ginnie Mae I Pool 4% 4/15/2045	286,293	270,548
Ginnie Mae I Pool 4% 4/15/2045	172,077	162,050
Ginnie Mae I Pool 4% 4/15/2045	93,133	87,832
Ginnie Mae I Pool 4% 4/20/2047	3,101,517	2,861,427
Ginnie Mae I Pool 4% 4/20/2047	2,743,193	2,530,841
Ginnie Mae I Pool 4% 4/20/2048	851,489	784,776
Ginnie Mae I Pool 4% 4/20/2048	849,672	783,102
Ginnie Mae I Pool 4% 5/15/2039	31,146	29,853
Ginnie Mae I Pool 4% 5/15/2041	221,962	210,634
Ginnie Mae I Pool 4% 5/15/2042	113,145	108,173
Ginnie Mae I Pool 4% 5/15/2043	271,841	258,278
Ginnie Mae I Pool 4% 5/15/2043	164,143	154,970
Ginnie Mae I Pool 4% 5/15/2043	149,971	141,590
Ginnie Mae I Pool 4% 5/15/2043	122,128	116,148
Ginnie Mae I Pool 4% 5/15/2044	665,095	627,927
Ginnie Mae I Pool 4% 5/15/2044	271,436	256,607
Ginnie Mae I Pool 4% 6/15/2039	388,985	372,740
Ginnie Mae I Pool 4% 6/15/2039	137,461	131,391
Ginnie Mae I Pool 4% 6/15/2039	51,484	49,334
Ginnie Mae I Pool 4% 6/15/2040	15,206	14,506
Ginnie Mae I Pool 4% 6/15/2041	1,068,690	1,017,589
Ginnie Mae I Pool 4% 6/15/2041	683,965	650,865
Ginnie Mae I Pool 4% 6/15/2041	552,484	524,396
Ginnie Mae I Pool 4% 6/15/2041	498,370	473,033
Ginnie Mae I Pool 4% 6/15/2041	434,388	412,956
Ginnie Mae I Pool 4% 6/15/2041	399,040	378,753
Ginnie Mae I Pool 4% 6/15/2041	343,414	327,537
Ginnie Mae I Pool 4% 6/15/2041	318,392	302,624
Ginnie Mae I Pool 4% 6/15/2041	309,949	294,070
Ginnie Mae I Pool 4% 6/15/2041	134,583	127,715
Ginnie Mae I Pool 4% 6/15/2041	101,071	95,932
Ginnie Mae I Pool 4% 6/15/2041	76,077	72,734
Ginnie Mae I Pool 4% 6/15/2041	66,107	62,821
Ginnie Mae I Pool 4% 6/15/2041	35,895	34,130
Ginnie Mae I Pool 4% 6/15/2041	21,206	20,301
Ginnie Mae I Pool 4% 6/15/2041	20,758	19,699
Ginnie Mae I Pool 4% 6/15/2042	293,012	278,832
Ginnie Mae I Pool 4% 6/15/2042	63,235	59,827
Ginnie Mae I Pool 4% 6/15/2042	14,826	14,032
Ginnie Mae I Pool 4% 6/15/2043	226,435	214,272
Ginnie Mae I Pool 4% 6/15/2043	28,025	26,674
Ginnie Mae I Pool 4% 6/15/2045	659,744	625,817
Ginnie Mae I Pool 4% 7/15/2039	44,449	42,476
Ginnie Mae I Pool 4% 7/15/2040	1,099	1,047
Ginnie Mae I Pool 4% 7/15/2041	252,874	239,723
Ginnie Mae I Pool 4% 7/15/2041	98,482	93,735
Ginnie Mae I Pool 4% 7/15/2041	48,489	46,078
Ginnie Mae I Pool 4% 7/15/2041	43,478	41,325
Ginnie Mae I Pool 4% 7/15/2041	32,231	30,754
Ginnie Mae I Pool 4% 7/15/2041	20,354	19,377
Ginnie Mae I Pool 4% 7/15/2041	12,986	12,318
Ginnie Mae I Pool 4% 7/15/2041	7,072	6,718
Ginnie Mae I Pool 4% 7/15/2041	4,477	4,256
Ginnie Mae I Pool 4% 7/15/2042	184,508	174,876
Ginnie Mae I Pool 4% 7/15/2042	139,263	131,913
Ginnie Mae I Pool 4% 7/15/2043	437,488	413,039
Ginnie Mae I Pool 4% 8/15/2040	182,059	173,716
Ginnie Mae I Pool 4% 8/15/2040	50,852	48,440
Ginnie Mae I Pool 4% 8/15/2040	30,245	28,872
Ginnie Mae I Pool 4% 8/15/2040	2,753	2,622
Ginnie Mae I Pool 4% 8/15/2041	1,544,917	1,468,694
Ginnie Mae I Pool 4% 8/15/2041	1,178,550	1,117,255
Ginnie Mae I Pool 4% 8/15/2041	718,636	681,960
Ginnie Mae I Pool 4% 8/15/2041	529,816	504,278
Ginnie Mae I Pool 4% 8/15/2041	486,837	462,547
Ginnie Mae I Pool 4% 8/15/2041	233,400	221,261
Ginnie Mae I Pool 4% 8/15/2041	95,401	90,676
Ginnie Mae I Pool 4% 8/15/2041	70,335	66,904
Ginnie Mae I Pool 4% 8/15/2041	32,727	31,088
Ginnie Mae I Pool 4% 8/15/2041	25,465	24,272
Ginnie Mae I Pool 4% 8/15/2042	5,449	5,193
Ginnie Mae I Pool 4% 8/15/2043	20,043	18,909
Ginnie Mae I Pool 4% 8/15/2043	6,441	6,101
Ginnie Mae I Pool 4% 9/15/2039	51,815	49,378
Ginnie Mae I Pool 4% 9/15/2039	17,632	16,895
Ginnie Mae I Pool 4% 9/15/2040	447,737	427,036
Ginnie Mae I Pool 4% 9/15/2040	240,702	229,100
Ginnie Mae I Pool 4% 9/15/2040	190,551	181,477
Ginnie Mae I Pool 4% 9/15/2040	120,625	115,048
Ginnie Mae I Pool 4% 9/15/2040	104,818	99,993
Ginnie Mae I Pool 4% 9/15/2040	51,305	48,922
Ginnie Mae I Pool 4% 9/15/2040	29,537	28,166
Ginnie Mae I Pool 4% 9/15/2040	10,732	10,232
Ginnie Mae I Pool 4% 9/15/2040	5,557	5,296
Ginnie Mae I Pool 4% 9/15/2040	2,813	2,680
Ginnie Mae I Pool 4% 9/15/2041	2,218,368	2,108,917
Ginnie Mae I Pool 4% 9/15/2041	654,773	622,590
Ginnie Mae I Pool 4% 9/15/2041	258,565	246,002
Ginnie Mae I Pool 4% 9/15/2041	211,369	201,640
Ginnie Mae I Pool 4% 9/15/2041	203,020	192,965
Ginnie Mae I Pool 4% 9/15/2041	72,691	69,146
Ginnie Mae I Pool 4% 9/15/2041	58,758	55,960
Ginnie Mae I Pool 4% 9/15/2041	58,411	55,562
Ginnie Mae I Pool 4% 9/15/2041	45,921	43,647
Ginnie Mae I Pool 4% 9/15/2041	28,054	26,628
Ginnie Mae I Pool 4% 9/15/2041	15,414	14,610
Ginnie Mae I Pool 4% 9/15/2041	13,913	13,184
Ginnie Mae I Pool 4% 9/15/2041	7,140	6,826
Ginnie Mae I Pool 4.25% 1/20/2046	270,420	255,127
Ginnie Mae I Pool 4.5% 1/15/2039	232,797	227,521
Ginnie Mae I Pool 4.5% 1/15/2040	2,469,596	2,416,730
Ginnie Mae I Pool 4.5% 1/15/2040	267,664	261,988
Ginnie Mae I Pool 4.5% 1/15/2040	176,184	172,258
Ginnie Mae I Pool 4.5% 1/15/2040	65,534	64,049
Ginnie Mae I Pool 4.5% 10/15/2039	170,403	166,789
Ginnie Mae I Pool 4.5% 10/15/2039	117,720	114,909
Ginnie Mae I Pool 4.5% 11/15/2039	797,730	778,775
Ginnie Mae I Pool 4.5% 11/15/2039	322,239	315,017
Ginnie Mae I Pool 4.5% 11/15/2039	279,514	273,502
Ginnie Mae I Pool 4.5% 11/15/2039	155,929	152,575
Ginnie Mae I Pool 4.5% 11/15/2039	141,311	138,329
Ginnie Mae I Pool 4.5% 11/15/2039	48,719	47,721
Ginnie Mae I Pool 4.5% 11/15/2039	4,206	4,111
Ginnie Mae I Pool 4.5% 11/20/2052	29,223,385	27,701,795
Ginnie Mae I Pool 4.5% 12/15/2039	1,153,081	1,128,512
Ginnie Mae I Pool 4.5% 12/15/2039	746,981	730,842
Ginnie Mae I Pool 4.5% 12/15/2039	564,248	552,057
Ginnie Mae I Pool 4.5% 12/15/2039	292,733	286,266
Ginnie Mae I Pool 4.5% 12/15/2039	231,401	226,541
Ginnie Mae I Pool 4.5% 12/15/2039	163,594	160,158
Ginnie Mae I Pool 4.5% 12/15/2039	124,620	122,461
Ginnie Mae I Pool 4.5% 12/15/2039	118,366	116,015
Ginnie Mae I Pool 4.5% 12/15/2039	92,665	90,926
Ginnie Mae I Pool 4.5% 12/15/2039	87,257	85,442
Ginnie Mae I Pool 4.5% 12/15/2040	91,237	89,102
Ginnie Mae I Pool 4.5% 2/15/2040	605,017	589,857
Ginnie Mae I Pool 4.5% 2/15/2040	440,046	430,496
Ginnie Mae I Pool 4.5% 2/15/2040	355,936	348,459
Ginnie Mae I Pool 4.5% 2/15/2040	211,757	207,462
Ginnie Mae I Pool 4.5% 2/15/2040	184,104	180,163
Ginnie Mae I Pool 4.5% 2/15/2040	181,487	177,391
Ginnie Mae I Pool 4.5% 2/15/2040	101,210	99,043
Ginnie Mae I Pool 4.5% 2/15/2040	97,424	95,338
Ginnie Mae I Pool 4.5% 2/15/2040	65,352	63,946
Ginnie Mae I Pool 4.5% 2/15/2040	32,858	32,161
Ginnie Mae I Pool 4.5% 2/15/2040	4,906	4,811
Ginnie Mae I Pool 4.5% 2/15/2041	170,375	166,677
Ginnie Mae I Pool 4.5% 2/15/2041	70,881	69,204
Ginnie Mae I Pool 4.5% 3/15/2039	28,069	27,500
Ginnie Mae I Pool 4.5% 3/15/2040	957,524	933,977
Ginnie Mae I Pool 4.5% 3/15/2040	137,212	134,358
Ginnie Mae I Pool 4.5% 3/15/2040	124,421	121,637
Ginnie Mae I Pool 4.5% 3/15/2040	85,140	83,026
Ginnie Mae I Pool 4.5% 3/15/2041	3,137,265	3,062,722
Ginnie Mae I Pool 4.5% 3/15/2041	160,036	156,532
Ginnie Mae I Pool 4.5% 3/15/2041	11,599	11,306
Ginnie Mae I Pool 4.5% 4/15/2039	685,372	669,170
Ginnie Mae I Pool 4.5% 4/15/2039	572,762	559,221
Ginnie Mae I Pool 4.5% 4/15/2040	345,035	336,672
Ginnie Mae I Pool 4.5% 4/15/2040	261,824	255,698
Ginnie Mae I Pool 4.5% 4/15/2040	146,422	142,943
Ginnie Mae I Pool 4.5% 4/15/2040	61,787	60,239
Ginnie Mae I Pool 4.5% 4/15/2040	60,335	58,824
Ginnie Mae I Pool 4.5% 4/15/2040	41,944	41,076
Ginnie Mae I Pool 4.5% 4/15/2040	19,241	18,803
Ginnie Mae I Pool 4.5% 4/15/2041	220,208	215,136
Ginnie Mae I Pool 4.5% 4/15/2041	154,612	150,954
Ginnie Mae I Pool 4.5% 4/15/2041	86,139	84,392
Ginnie Mae I Pool 4.5% 4/15/2041	85,301	83,500
Ginnie Mae I Pool 4.5% 4/15/2041	58,601	57,284
Ginnie Mae I Pool 4.5% 4/15/2041	1,255	1,225
Ginnie Mae I Pool 4.5% 4/20/2040	60,472	58,862
Ginnie Mae I Pool 4.5% 4/20/2053	2,001,234	1,895,158
Ginnie Mae I Pool 4.5% 4/20/2056	6,579,311	6,179,173
Ginnie Mae I Pool 4.5% 5/15/2039	714,955	700,157
Ginnie Mae I Pool 4.5% 5/15/2039	183,044	179,312
Ginnie Mae I Pool 4.5% 5/15/2039	86,036	84,076
Ginnie Mae I Pool 4.5% 5/15/2039	84,456	82,725
Ginnie Mae I Pool 4.5% 5/15/2040	554,088	542,117
Ginnie Mae I Pool 4.5% 5/15/2040	142,369	139,210
Ginnie Mae I Pool 4.5% 5/15/2040	78,803	77,040
Ginnie Mae I Pool 4.5% 5/15/2040	31,582	30,918
Ginnie Mae I Pool 4.5% 5/15/2041	118,711	116,100
Ginnie Mae I Pool 4.5% 5/15/2041	87,911	85,831
Ginnie Mae I Pool 4.5% 5/15/2041	765	764
Ginnie Mae I Pool 4.5% 6/15/2039	4,221,158	4,123,937
Ginnie Mae I Pool 4.5% 6/15/2039	240,374	235,399
Ginnie Mae I Pool 4.5% 6/15/2039	99,460	97,330
Ginnie Mae I Pool 4.5% 6/15/2039	46,914	45,887
Ginnie Mae I Pool 4.5% 6/15/2039	31,293	30,639
Ginnie Mae I Pool 4.5% 6/15/2039	18,541	18,213
Ginnie Mae I Pool 4.5% 6/15/2039	15,459	15,171
Ginnie Mae I Pool 4.5% 6/15/2039	8,011	7,843
Ginnie Mae I Pool 4.5% 6/15/2040	1,507,687	1,475,262
Ginnie Mae I Pool 4.5% 6/15/2040	1,471,774	1,436,101
Ginnie Mae I Pool 4.5% 6/15/2040	629,898	615,921
Ginnie Mae I Pool 4.5% 6/15/2040	345,297	337,769
Ginnie Mae I Pool 4.5% 6/15/2040	337,800	330,469
Ginnie Mae I Pool 4.5% 6/15/2040	96,733	94,624
Ginnie Mae I Pool 4.5% 6/15/2040	78,660	76,945
Ginnie Mae I Pool 4.5% 6/15/2040	38,618	37,780
Ginnie Mae I Pool 4.5% 6/15/2040	5,054	4,965
Ginnie Mae I Pool 4.5% 6/15/2041	71,265	69,636
Ginnie Mae I Pool 4.5% 6/15/2041	15,908	15,604
Ginnie Mae I Pool 4.5% 7/15/2033	1,963	1,939
Ginnie Mae I Pool 4.5% 7/15/2039	390,469	382,508
Ginnie Mae I Pool 4.5% 7/15/2039	73,222	71,491
Ginnie Mae I Pool 4.5% 7/15/2039	62,405	61,107
Ginnie Mae I Pool 4.5% 7/15/2039	15,259	14,937
Ginnie Mae I Pool 4.5% 7/20/2040	117,790	114,575
Ginnie Mae I Pool 4.5% 7/20/2041	49,522	48,350
Ginnie Mae I Pool 4.5% 8/15/2039	1,623,317	1,589,885
Ginnie Mae I Pool 4.5% 8/15/2039	1,319,958	1,291,966
Ginnie Mae I Pool 4.5% 8/15/2039	466,125	456,240
Ginnie Mae I Pool 4.5% 8/15/2039	300,464	294,307
Ginnie Mae I Pool 4.5% 8/15/2039	236,916	231,916
Ginnie Mae I Pool 4.5% 8/15/2039	10,525	10,310
Ginnie Mae I Pool 4.5% 8/15/2040	387,024	378,436
Ginnie Mae I Pool 4.5% 8/15/2040	89,073	86,780
Ginnie Mae I Pool 4.5% 9/15/2039	766,179	750,086
Ginnie Mae I Pool 4.5% 9/15/2039	741,339	724,083
Ginnie Mae I Pool 4.5% 9/15/2039	189,369	185,277
Ginnie Mae I Pool 4.5% 9/15/2039	82,151	80,368
Ginnie Mae I Pool 4.5% 9/15/2039	7,637	7,467
Ginnie Mae I Pool 4.5% 9/15/2040	263,940	257,934
Ginnie Mae I Pool 4.5% 9/15/2040	162,752	159,004
Ginnie Mae I Pool 4.5% 9/15/2040	133,185	130,282
Ginnie Mae I Pool 4.5% 9/15/2041	58,690	57,371
Ginnie Mae I Pool 4.5% 9/20/2040	1,613,695	1,577,279
Ginnie Mae I Pool 4.75% 7/15/2040	274,338	270,197
Ginnie Mae I Pool 4.875% 12/15/2039	154,270	152,674
Ginnie Mae I Pool 4.875% 9/15/2039	801,619	791,275
Ginnie Mae I Pool 4.875% 9/15/2039	585,163	579,110
Ginnie Mae I Pool 4.875% 9/15/2039	579,293	572,712
Ginnie Mae I Pool 5% 1/15/2034	2,435	2,439
Ginnie Mae I Pool 5% 1/15/2035	5,057	5,065
Ginnie Mae I Pool 5% 1/15/2035	95	95
Ginnie Mae I Pool 5% 1/15/2036	2,896	2,900
Ginnie Mae I Pool 5% 1/15/2039	130,031	130,242
Ginnie Mae I Pool 5% 1/15/2040	3,891,931	3,893,049
Ginnie Mae I Pool 5% 1/20/2035	1,441,488	1,440,699
Ginnie Mae I Pool 5% 10/15/2033	12,112	12,133
Ginnie Mae I Pool 5% 10/15/2033	5,212	5,222
Ginnie Mae I Pool 5% 10/15/2033	2,741	2,746
Ginnie Mae I Pool 5% 10/15/2033	258	259
Ginnie Mae I Pool 5% 10/15/2034	14,276	14,302
Ginnie Mae I Pool 5% 10/15/2035	761	763
Ginnie Mae I Pool 5% 10/15/2036	1,004	1,006
Ginnie Mae I Pool 5% 10/15/2039	20,572	20,581
Ginnie Mae I Pool 5% 10/15/2039	916	917
Ginnie Mae I Pool 5% 10/15/2040	11,988	11,994
Ginnie Mae I Pool 5% 10/20/2038	19,348	19,322
Ginnie Mae I Pool 5% 11/15/2033	28,385	28,434
Ginnie Mae I Pool 5% 11/15/2033	22,060	22,099
Ginnie Mae I Pool 5% 11/15/2033	14,161	14,187
Ginnie Mae I Pool 5% 11/15/2033	8,462	8,478
Ginnie Mae I Pool 5% 11/15/2034	423	423
Ginnie Mae I Pool 5% 11/15/2035	28,171	28,220
Ginnie Mae I Pool 5% 11/15/2035	22,485	22,520
Ginnie Mae I Pool 5% 11/15/2035	4,239	4,247
Ginnie Mae I Pool 5% 11/15/2039	2,170,999	2,172,057
Ginnie Mae I Pool 5% 11/15/2039	17,433	17,439
Ginnie Mae I Pool 5% 11/15/2039	11,576	11,581
Ginnie Mae I Pool 5% 11/15/2039	10,767	10,773
Ginnie Mae I Pool 5% 12/15/2033	8,784	8,800
Ginnie Mae I Pool 5% 12/15/2033	4,594	4,602
Ginnie Mae I Pool 5% 12/15/2034	5,986	5,996
Ginnie Mae I Pool 5% 12/15/2034	466	467
Ginnie Mae I Pool 5% 12/20/2034	651,540	651,381
Ginnie Mae I Pool 5% 2/15/2034	21,804	21,842
Ginnie Mae I Pool 5% 2/15/2035	357	358
Ginnie Mae I Pool 5% 2/15/2039	10,212	10,217
Ginnie Mae I Pool 5% 2/15/2040	5,167	5,176
Ginnie Mae I Pool 5% 2/15/2040	2,482	2,482
Ginnie Mae I Pool 5% 2/20/2035	1,412	1,411
Ginnie Mae I Pool 5% 3/15/2035	45,259	45,331
Ginnie Mae I Pool 5% 3/15/2036	186,696	186,994
Ginnie Mae I Pool 5% 3/15/2036	55,976	56,073
Ginnie Mae I Pool 5% 3/15/2036	18,889	18,916
Ginnie Mae I Pool 5% 3/15/2036	431	432
Ginnie Mae I Pool 5% 3/15/2038	5,323	5,329
Ginnie Mae I Pool 5% 3/15/2039	2,126	2,128
Ginnie Mae I Pool 5% 3/15/2040	10,601	10,605
Ginnie Mae I Pool 5% 4/15/2033	9,673	9,691
Ginnie Mae I Pool 5% 4/15/2033	7,083	7,096
Ginnie Mae I Pool 5% 4/15/2034	2,308	2,312
Ginnie Mae I Pool 5% 4/15/2034	989	990
Ginnie Mae I Pool 5% 4/15/2035	55,844	55,937
Ginnie Mae I Pool 5% 4/15/2035	2,617	2,622
Ginnie Mae I Pool 5% 4/15/2035	2,110	2,113
Ginnie Mae I Pool 5% 4/15/2036	6,988	6,998
Ginnie Mae I Pool 5% 4/15/2041	175,179	174,985
Ginnie Mae I Pool 5% 4/20/2048	1,863,040	1,854,176
Ginnie Mae I Pool 5% 5/15/2033	83,951	84,104
Ginnie Mae I Pool 5% 5/15/2033	47,309	47,395
Ginnie Mae I Pool 5% 5/15/2033	12,217	12,239
Ginnie Mae I Pool 5% 5/15/2033	515	516
Ginnie Mae I Pool 5% 5/15/2034	422,094	422,843
Ginnie Mae I Pool 5% 5/15/2034	5,406	5,416
Ginnie Mae I Pool 5% 5/15/2034	3,067	3,072
Ginnie Mae I Pool 5% 5/15/2034	549	550
Ginnie Mae I Pool 5% 5/15/2034	505	505
Ginnie Mae I Pool 5% 5/15/2035	696	697
Ginnie Mae I Pool 5% 5/15/2036	2,411	2,417
Ginnie Mae I Pool 5% 5/15/2040	36,707	36,723
Ginnie Mae I Pool 5% 5/15/2040	19,851	19,847
Ginnie Mae I Pool 5% 5/20/2056	1,999,801	1,938,341
Ginnie Mae I Pool 5% 6/15/2033	6,417	6,429
Ginnie Mae I Pool 5% 6/15/2033	6,125	6,137
Ginnie Mae I Pool 5% 6/15/2033	2,881	2,886
Ginnie Mae I Pool 5% 6/15/2033	2,400	2,405
Ginnie Mae I Pool 5% 6/15/2034	7,450	7,462
Ginnie Mae I Pool 5% 6/15/2034	1,789	1,792
Ginnie Mae I Pool 5% 6/15/2034	661	662
Ginnie Mae I Pool 5% 6/15/2034	317	318
Ginnie Mae I Pool 5% 6/15/2035	1,580	1,583
Ginnie Mae I Pool 5% 6/15/2035	923	925
Ginnie Mae I Pool 5% 6/15/2036	39,017	39,076
Ginnie Mae I Pool 5% 6/15/2036	2,411	2,415
Ginnie Mae I Pool 5% 6/15/2040	3,170,969	3,172,227
Ginnie Mae I Pool 5% 6/15/2040	2,554	2,554
Ginnie Mae I Pool 5% 6/15/2040	1,936	1,937
Ginnie Mae I Pool 5% 7/15/2033	2,646	2,652
Ginnie Mae I Pool 5% 7/15/2033	661	662
Ginnie Mae I Pool 5% 7/15/2033	316	317
Ginnie Mae I Pool 5% 7/15/2033	279	279
Ginnie Mae I Pool 5% 7/15/2034	13,129	13,153
Ginnie Mae I Pool 5% 7/15/2034	1,120	1,122
Ginnie Mae I Pool 5% 7/15/2035	161,656	161,919
Ginnie Mae I Pool 5% 7/15/2035	8,053	8,067
Ginnie Mae I Pool 5% 7/15/2040	1,076,766	1,077,017
Ginnie Mae I Pool 5% 7/15/2040	40,783	40,800
Ginnie Mae I Pool 5% 7/15/2040	22,696	22,671
Ginnie Mae I Pool 5% 8/15/2033	109,306	109,505
Ginnie Mae I Pool 5% 8/15/2033	67,310	67,432
Ginnie Mae I Pool 5% 8/15/2033	28,829	28,881
Ginnie Mae I Pool 5% 8/15/2033	25,159	25,202
Ginnie Mae I Pool 5% 8/15/2033	12,713	12,736
Ginnie Mae I Pool 5% 8/15/2033	10,969	10,989
Ginnie Mae I Pool 5% 8/15/2033	1,995	1,998
Ginnie Mae I Pool 5% 8/15/2033	884	886
Ginnie Mae I Pool 5% 8/15/2033	554	555
Ginnie Mae I Pool 5% 8/15/2035	3,907	3,912
Ginnie Mae I Pool 5% 8/15/2035	1,515	1,518
Ginnie Mae I Pool 5% 8/20/2040	554,944	551,936
Ginnie Mae I Pool 5% 9/15/2033	82,074	82,219
Ginnie Mae I Pool 5% 9/15/2033	71,450	71,576
Ginnie Mae I Pool 5% 9/15/2033	4,237	4,244
Ginnie Mae I Pool 5% 9/15/2035	9,752	9,766
Ginnie Mae I Pool 5% 9/15/2036	172,777	173,041
Ginnie Mae I Pool 5% 9/15/2036	35,616	35,678
Ginnie Mae I Pool 5% 9/15/2039	965,296	966,069
Ginnie Mae I Pool 5% 9/15/2039	8,305	8,312
Ginnie Mae I Pool 5% 9/15/2040	11,106	11,093
Ginnie Mae I Pool 5.09% 11/15/2036	92,832	92,966
Ginnie Mae I Pool 5.09% 11/15/2036	33,636	33,671
Ginnie Mae I Pool 5.09% 4/15/2036	47,680	47,735
Ginnie Mae I Pool 5.09% 5/15/2036	108,649	108,802
Ginnie Mae I Pool 5.09% 5/15/2036	88,292	88,393
Ginnie Mae I Pool 5.09% 5/15/2036	47,708	47,770
Ginnie Mae I Pool 5.09% 6/15/2036	220,796	221,099
Ginnie Mae I Pool 5.09% 6/15/2036	172,960	173,191
Ginnie Mae I Pool 5.09% 7/15/2036	166,502	166,709
Ginnie Mae I Pool 5.09% 7/15/2036	93,923	94,020
Ginnie Mae I Pool 5.09% 7/15/2036	72,500	72,573
Ginnie Mae I Pool 5.09% 7/15/2036	40,292	40,339
Ginnie Mae I Pool 5.09% 8/15/2036	171,291	171,484
Ginnie Mae I Pool 5.09% 8/15/2036	87,565	87,677
Ginnie Mae I Pool 5.09% 8/15/2036	51,629	51,679
Ginnie Mae I Pool 5.09% 9/15/2036	133,650	133,790
Ginnie Mae I Pool 5.15% 2/15/2036	76,783	77,014
Ginnie Mae I Pool 5.2% 7/15/2036	35,926	36,084
Ginnie Mae I Pool 5.25% 4/15/2036	33,563	33,757
Ginnie Mae I Pool 5.25% 5/15/2036	66,118	66,488
Ginnie Mae I Pool 5.35% 1/20/2030	93,305	93,636
Ginnie Mae I Pool 5.35% 1/20/2030	66,648	66,893
Ginnie Mae I Pool 5.35% 10/20/2029	60,079	60,296
Ginnie Mae I Pool 5.35% 10/20/2030	9,659	9,697
Ginnie Mae I Pool 5.35% 11/20/2029	161,249	161,808
Ginnie Mae I Pool 5.35% 11/20/2030	29,783	29,904
Ginnie Mae I Pool 5.35% 11/20/2030	23,326	23,420
Ginnie Mae I Pool 5.35% 12/20/2029	234,413	235,261
Ginnie Mae I Pool 5.35% 12/20/2030	29,350	29,464
Ginnie Mae I Pool 5.35% 12/20/2030	27,386	27,497
Ginnie Mae I Pool 5.35% 12/20/2030	19,873	19,953
Ginnie Mae I Pool 5.35% 3/20/2030	18,067	18,136
Ginnie Mae I Pool 5.35% 4/20/2029	37,483	37,616
Ginnie Mae I Pool 5.35% 4/20/2030	35,709	35,816
Ginnie Mae I Pool 5.35% 5/20/2029	27,679	27,770
Ginnie Mae I Pool 5.35% 5/20/2030	26,592	26,665
Ginnie Mae I Pool 5.35% 6/20/2029	95,476	95,790
Ginnie Mae I Pool 5.35% 6/20/2030	40,241	40,397
Ginnie Mae I Pool 5.35% 7/20/2029	37,995	38,124
Ginnie Mae I Pool 5.35% 7/20/2030	68,018	68,285
Ginnie Mae I Pool 5.35% 7/20/2030	28,048	28,155
Ginnie Mae I Pool 5.35% 8/20/2029	16,453	16,513
Ginnie Mae I Pool 5.35% 9/20/2029	47,733	47,895
Ginnie Mae I Pool 5.35% 9/20/2030	57,753	57,987
Ginnie Mae I Pool 5.39% 5/15/2036	37,015	37,409
Ginnie Mae I Pool 5.45% 2/15/2037	233,069	235,980
Ginnie Mae I Pool 5.45% 2/15/2037	101,717	102,963
Ginnie Mae I Pool 5.5% 1/15/2035	7,495	7,624
Ginnie Mae I Pool 5.5% 10/15/2032	66,873	67,736
Ginnie Mae I Pool 5.5% 10/15/2034	59,243	60,248
Ginnie Mae I Pool 5.5% 10/15/2038	366,402	371,747
Ginnie Mae I Pool 5.5% 11/15/2033	60,364	61,331
Ginnie Mae I Pool 5.5% 12/15/2033	29,593	30,060
Ginnie Mae I Pool 5.5% 12/15/2034	528	537
Ginnie Mae I Pool 5.5% 2/15/2034	3,367	3,422
Ginnie Mae I Pool 5.5% 2/15/2034	213	216
Ginnie Mae I Pool 5.5% 2/15/2038	1,901	1,928
Ginnie Mae I Pool 5.5% 2/15/2039	90,242	91,575
Ginnie Mae I Pool 5.5% 3/15/2034	118,059	119,987
Ginnie Mae I Pool 5.5% 3/15/2035	31,205	31,752
Ginnie Mae I Pool 5.5% 3/15/2039	21,315	21,619
Ginnie Mae I Pool 5.5% 3/20/2054	6,207,765	6,219,434
Ginnie Mae I Pool 5.5% 4/15/2033	20,218	20,524
Ginnie Mae I Pool 5.5% 4/15/2034	85,676	87,066
Ginnie Mae I Pool 5.5% 4/15/2034	30,191	30,668
Ginnie Mae I Pool 5.5% 4/15/2034	14,218	14,446
Ginnie Mae I Pool 5.5% 4/15/2034	7,389	7,510
Ginnie Mae I Pool 5.5% 4/15/2035	2,923	2,974
Ginnie Mae I Pool 5.5% 4/15/2038	6,091	6,178
Ginnie Mae I Pool 5.5% 5/15/2033	191,605	194,527
Ginnie Mae I Pool 5.5% 5/15/2034	131,115	133,214
Ginnie Mae I Pool 5.5% 6/15/2034	14,929	15,170
Ginnie Mae I Pool 5.5% 7/15/2033	3,054	3,100
Ginnie Mae I Pool 5.5% 7/15/2035	21,725	22,082
Ginnie Mae I Pool 5.5% 7/20/2040	534,239	541,012
Ginnie Mae I Pool 5.5% 9/15/2033	35,224	35,765
Ginnie Mae I Pool 5.5% 9/15/2038	44,348	44,998
Ginnie Mae I Pool 5.6% 11/15/2036	106,673	108,420
Ginnie Mae I Pool 5.75% 1/20/2040	235,972	239,262
Ginnie Mae I Pool 5.75% 1/20/2040	173,581	175,997
Ginnie Mae I Pool 5.75% 11/20/2039	220,043	223,099
Ginnie Mae I Pool 5.75% 11/20/2039	112,399	113,829
Ginnie Mae I Pool 5.75% 12/20/2039	199,091	201,807
Ginnie Mae I Pool 5.75% 12/20/2039	113,726	115,303
Ginnie Mae I Pool 5.75% 12/20/2039	85,993	87,200
Ginnie Mae I Pool 5.75% 12/20/2039	76,846	77,901
Ginnie Mae I Pool 5.75% 2/20/2040	218,914	221,949
Ginnie Mae I Pool 5.75% 2/20/2040	179,065	181,543
Ginnie Mae I Pool 5.75% 3/20/2040	132,195	134,035
Ginnie Mae I Pool 5.75% 3/20/2040	126,624	128,410
Ginnie Mae I Pool 5.75% 4/20/2040	122,641	124,368
Ginnie Mae I Pool 5.75% 4/20/2040	105,268	106,755
Ginnie Mae I Pool 5.75% 4/20/2040	73,717	74,723
Ginnie Mae I Pool 5.75% 4/20/2040	49,474	49,974
Ginnie Mae I Pool 5.75% 5/20/2040	69,103	70,073
Ginnie Mae I Pool 5.75% 6/20/2040	178,963	181,458
Ginnie Mae I Pool 5.75% 6/20/2040	96,160	97,494
Ginnie Mae I Pool 5.75% 6/20/2040	60,997	61,860
Ginnie Mae I Pool 5.75% 7/20/2040	170,923	173,340
Ginnie Mae I Pool 5.75% 7/20/2040	116,345	117,921
Ginnie Mae I Pool 5.75% 8/20/2040	535,401	542,891
Ginnie Mae I Pool 5.75% 8/20/2040	373,402	378,668
Ginnie Mae I Pool 5.75% 8/20/2040	329,737	334,300
Ginnie Mae I Pool 5.75% 9/20/2039	89,491	90,725
Ginnie Mae I Pool 5.75% 9/20/2040	141,075	143,016
Ginnie Mae I Pool 5.75% 9/20/2040	138,975	140,928
Ginnie Mae I Pool 5.75% 9/20/2040	80,884	81,994
Ginnie Mae I Pool 6% 1/15/2029	5,151	5,241
Ginnie Mae I Pool 6% 1/15/2029	2,832	2,882
Ginnie Mae I Pool 6% 1/15/2032	1,410	1,443
Ginnie Mae I Pool 6% 1/15/2033	39,811	40,861
Ginnie Mae I Pool 6% 1/15/2033	108	110
Ginnie Mae I Pool 6% 1/15/2034	15,855	16,281
Ginnie Mae I Pool 6% 10/15/2032	32,537	33,372
Ginnie Mae I Pool 6% 10/15/2033	454,362	465,705
Ginnie Mae I Pool 6% 11/15/2033	92,857	95,263
Ginnie Mae I Pool 6% 11/15/2033	3,763	3,859
Ginnie Mae I Pool 6% 11/15/2036	116,588	119,446
Ginnie Mae I Pool 6% 12/15/2031	29,934	30,580
Ginnie Mae I Pool 6% 12/15/2031	7,167	7,327
Ginnie Mae I Pool 6% 12/15/2032	36,474	37,428
Ginnie Mae I Pool 6% 12/15/2033	68,573	70,302
Ginnie Mae I Pool 6% 12/15/2033	12,451	12,761
Ginnie Mae I Pool 6% 12/15/2033	1,388	1,423
Ginnie Mae I Pool 6% 12/15/2033	1,346	1,382
Ginnie Mae I Pool 6% 12/15/2033	416	427
Ginnie Mae I Pool 6% 12/15/2036	46,009	47,158
Ginnie Mae I Pool 6% 2/15/2031	15,180	15,471
Ginnie Mae I Pool 6% 2/15/2032	11,908	12,190
Ginnie Mae I Pool 6% 2/15/2032	3,908	3,998
Ginnie Mae I Pool 6% 2/15/2033	11,032	11,226
Ginnie Mae I Pool 6% 2/15/2037	22,032	22,565
Ginnie Mae I Pool 6% 3/15/2032	1,017	1,042
Ginnie Mae I Pool 6% 3/15/2032	322	330
Ginnie Mae I Pool 6% 3/15/2039	62,946	64,500
Ginnie Mae I Pool 6% 4/15/2029	38,999	39,540
Ginnie Mae I Pool 6% 4/15/2029	3,061	3,115
Ginnie Mae I Pool 6% 4/15/2031	1,186	1,211
Ginnie Mae I Pool 6% 4/15/2033	1,048	1,077
Ginnie Mae I Pool 6% 4/15/2034	55,861	57,360
Ginnie Mae I Pool 6% 4/15/2034	46,554	47,787
Ginnie Mae I Pool 6% 4/15/2034	18,789	19,256
Ginnie Mae I Pool 6% 5/15/2029	25	26
Ginnie Mae I Pool 6% 6/15/2032	935	958
Ginnie Mae I Pool 6% 6/15/2034	36,539	37,520
Ginnie Mae I Pool 6% 7/15/2029	232	236
Ginnie Mae I Pool 6% 7/15/2031	60,486	61,738
Ginnie Mae I Pool 6% 7/15/2033	335	342
Ginnie Mae I Pool 6% 7/15/2036	34,689	35,588
Ginnie Mae I Pool 6% 7/15/2036	13,572	13,939
Ginnie Mae I Pool 6% 8/15/2032	41,569	42,606
Ginnie Mae I Pool 6% 8/15/2033	48	48
Ginnie Mae I Pool 6% 9/15/2032	70,831	72,633
Ginnie Mae I Pool 6% 9/15/2033	35,527	36,423
Ginnie Mae I Pool 6.45% 1/15/2032	16,377	16,837
Ginnie Mae I Pool 6.45% 6/15/2032	29,398	30,348
Ginnie Mae I Pool 6.5% 1/15/2028	803	805
Ginnie Mae I Pool 6.5% 1/15/2039	174,481	181,070
Ginnie Mae I Pool 6.5% 1/15/2039	11,039	11,567
Ginnie Mae I Pool 6.5% 10/15/2028	18,808	19,444
Ginnie Mae I Pool 6.5% 10/15/2028	7,705	7,966
Ginnie Mae I Pool 6.5% 10/15/2028	3,285	3,396
Ginnie Mae I Pool 6.5% 10/15/2028	1,319	1,364
Ginnie Mae I Pool 6.5% 10/15/2037	338,011	351,599
Ginnie Mae I Pool 6.5% 11/15/2028	15,087	15,597
Ginnie Mae I Pool 6.5% 11/15/2028	6,653	6,878
Ginnie Mae I Pool 6.5% 11/15/2028	6,274	6,486
Ginnie Mae I Pool 6.5% 11/15/2028	1,855	1,918
Ginnie Mae I Pool 6.5% 11/15/2029	7,163	7,405
Ginnie Mae I Pool 6.5% 12/15/2027	6,569	6,791
Ginnie Mae I Pool 6.5% 12/15/2027	4,042	4,178
Ginnie Mae I Pool 6.5% 12/15/2028	1,372	1,419
Ginnie Mae I Pool 6.5% 12/15/2028	100	104
Ginnie Mae I Pool 6.5% 12/15/2028	58	60
Ginnie Mae I Pool 6.5% 12/15/2034	278	289
Ginnie Mae I Pool 6.5% 12/15/2036	77,377	80,462
Ginnie Mae I Pool 6.5% 12/15/2038	241,208	250,705
Ginnie Mae I Pool 6.5% 12/15/2038	121,953	126,573
Ginnie Mae I Pool 6.5% 12/15/2038	64,720	67,164
Ginnie Mae I Pool 6.5% 12/15/2038	4,973	5,161
Ginnie Mae I Pool 6.5% 2/15/2028	497	514
Ginnie Mae I Pool 6.5% 3/15/2028	1,030	1,035
Ginnie Mae I Pool 6.5% 4/15/2028	33	33
Ginnie Mae I Pool 6.5% 4/15/2029	874	903
Ginnie Mae I Pool 6.5% 5/15/2028	1,010	1,044
Ginnie Mae I Pool 6.5% 5/15/2029	2,500	2,585
Ginnie Mae I Pool 6.5% 6/15/2028	830	858
Ginnie Mae I Pool 6.5% 6/15/2029	1,611	1,665
Ginnie Mae I Pool 6.5% 6/15/2037	74,559	78,140
Ginnie Mae I Pool 6.5% 6/15/2037	4,844	5,039
Ginnie Mae I Pool 6.5% 8/15/2027	273	282
Ginnie Mae I Pool 6.5% 8/15/2028	1,717	1,775
Ginnie Mae I Pool 6.5% 8/15/2035	2,861	2,958
Ginnie Mae I Pool 6.5% 8/15/2038	113,039	117,360
Ginnie Mae I Pool 6.5% 8/20/2032	2,369	2,449
Ginnie Mae I Pool 6.5% 8/20/2034	36,939	37,928
Ginnie Mae I Pool 6.5% 9/15/2027	405	419
Ginnie Mae I Pool 6.5% 9/15/2028	878	907
Ginnie Mae I Pool 6.5% 9/15/2028	552	570
Ginnie Mae I Pool 6.5% 9/15/2028	295	305
Ginnie Mae I Pool 6.5% 9/15/2028	219	226
Ginnie Mae I Pool 6.5% 9/15/2034	195	203
Ginnie Mae I Pool 6.5% 9/15/2038	3,421	3,547
Ginnie Mae I Pool 7% 1/15/2027	427	427
Ginnie Mae I Pool 7% 1/15/2028	5,731	5,774
Ginnie Mae I Pool 7% 1/15/2028	1,920	1,935
Ginnie Mae I Pool 7% 1/15/2028	1,870	1,884
Ginnie Mae I Pool 7% 1/15/2028	1,239	1,247
Ginnie Mae I Pool 7% 1/15/2028	572	573
Ginnie Mae I Pool 7% 1/15/2028	440	443
Ginnie Mae I Pool 7% 1/15/2028	432	434
Ginnie Mae I Pool 7% 1/15/2028	415	418
Ginnie Mae I Pool 7% 1/15/2028	366	369
Ginnie Mae I Pool 7% 1/15/2028	356	358
Ginnie Mae I Pool 7% 1/15/2028	298	299
Ginnie Mae I Pool 7% 1/15/2028	198	198
Ginnie Mae I Pool 7% 1/15/2028	179	180
Ginnie Mae I Pool 7% 1/15/2028	106	107
Ginnie Mae I Pool 7% 1/15/2028	67	68
Ginnie Mae I Pool 7% 1/15/2028	30	30
Ginnie Mae I Pool 7% 1/15/2029	5,199	5,262
Ginnie Mae I Pool 7% 1/15/2029	1,007	1,011
Ginnie Mae I Pool 7% 1/15/2029	782	791
Ginnie Mae I Pool 7% 1/15/2030	1,414	1,436
Ginnie Mae I Pool 7% 1/15/2030	711	723
Ginnie Mae I Pool 7% 1/15/2032	8,640	8,817
Ginnie Mae I Pool 7% 1/15/2032	640	653
Ginnie Mae I Pool 7% 10/15/2027	7,303	7,334
Ginnie Mae I Pool 7% 10/15/2027	350	351
Ginnie Mae I Pool 7% 10/15/2027	330	330
Ginnie Mae I Pool 7% 10/15/2027	304	306
Ginnie Mae I Pool 7% 10/15/2028	6,709	6,781
Ginnie Mae I Pool 7% 10/15/2028	2,719	2,749
Ginnie Mae I Pool 7% 10/15/2028	1,371	1,386
Ginnie Mae I Pool 7% 10/15/2028	1,011	1,019
Ginnie Mae I Pool 7% 10/15/2028	431	435
Ginnie Mae I Pool 7% 10/15/2028	328	329
Ginnie Mae I Pool 7% 10/15/2028	208	210
Ginnie Mae I Pool 7% 10/15/2028	137	138
Ginnie Mae I Pool 7% 10/15/2028	14	14
Ginnie Mae I Pool 7% 10/15/2030	760	774
Ginnie Mae I Pool 7% 10/15/2031	4,530	4,618
Ginnie Mae I Pool 7% 10/15/2031	537	547
Ginnie Mae I Pool 7% 10/15/2031	265	268
Ginnie Mae I Pool 7% 11/15/2027	3,856	3,876
Ginnie Mae I Pool 7% 11/15/2027	581	584
Ginnie Mae I Pool 7% 11/15/2027	123	123
Ginnie Mae I Pool 7% 11/15/2027	21	21
Ginnie Mae I Pool 7% 11/15/2028	1,537	1,550
Ginnie Mae I Pool 7% 11/15/2028	784	791
Ginnie Mae I Pool 7% 11/15/2028	752	760
Ginnie Mae I Pool 7% 11/15/2028	449	451
Ginnie Mae I Pool 7% 11/15/2028	47	48
Ginnie Mae I Pool 7% 11/15/2031	117	119
Ginnie Mae I Pool 7% 12/15/2026	254	254
Ginnie Mae I Pool 7% 12/15/2026	9	9
Ginnie Mae I Pool 7% 12/15/2027	754	758
Ginnie Mae I Pool 7% 12/15/2027	368	370
Ginnie Mae I Pool 7% 12/15/2027	302	304
Ginnie Mae I Pool 7% 12/15/2027	30	30
Ginnie Mae I Pool 7% 12/15/2028	3,320	3,358
Ginnie Mae I Pool 7% 12/15/2028	1,464	1,476
Ginnie Mae I Pool 7% 12/15/2028	762	763
Ginnie Mae I Pool 7% 12/15/2028	617	625
Ginnie Mae I Pool 7% 12/15/2028	528	533
Ginnie Mae I Pool 7% 12/15/2028	420	425
Ginnie Mae I Pool 7% 12/15/2028	375	378
Ginnie Mae I Pool 7% 12/15/2029	2,541	2,578
Ginnie Mae I Pool 7% 12/15/2030	5,565	5,668
Ginnie Mae I Pool 7% 12/15/2030	166	169
Ginnie Mae I Pool 7% 12/15/2031	3,282	3,346
Ginnie Mae I Pool 7% 12/15/2031	2,289	2,336
Ginnie Mae I Pool 7% 12/15/2031	1,716	1,749
Ginnie Mae I Pool 7% 12/15/2031	483	492
Ginnie Mae I Pool 7% 2/15/2028	3,254	3,268
Ginnie Mae I Pool 7% 2/15/2028	1,364	1,373
Ginnie Mae I Pool 7% 2/15/2028	738	744
Ginnie Mae I Pool 7% 2/15/2028	636	640
Ginnie Mae I Pool 7% 2/15/2028	541	545
Ginnie Mae I Pool 7% 2/15/2028	400	402
Ginnie Mae I Pool 7% 2/15/2028	212	213
Ginnie Mae I Pool 7% 2/15/2028	201	202
Ginnie Mae I Pool 7% 2/15/2028	195	196
Ginnie Mae I Pool 7% 2/15/2028	70	70
Ginnie Mae I Pool 7% 2/15/2028	29	29
Ginnie Mae I Pool 7% 2/15/2029	2,230	2,257
Ginnie Mae I Pool 7% 2/15/2029	722	732
Ginnie Mae I Pool 7% 2/15/2029	147	148
Ginnie Mae I Pool 7% 2/15/2032	1,554	1,584
Ginnie Mae I Pool 7% 2/15/2032	859	876
Ginnie Mae I Pool 7% 3/15/2027	122	122
Ginnie Mae I Pool 7% 3/15/2028	1,126	1,135
Ginnie Mae I Pool 7% 3/15/2028	983	988
Ginnie Mae I Pool 7% 3/15/2028	924	931
Ginnie Mae I Pool 7% 3/15/2028	877	883
Ginnie Mae I Pool 7% 3/15/2028	643	645
Ginnie Mae I Pool 7% 3/15/2028	544	548
Ginnie Mae I Pool 7% 3/15/2028	374	375
Ginnie Mae I Pool 7% 3/15/2028	237	239
Ginnie Mae I Pool 7% 3/15/2028	164	165
Ginnie Mae I Pool 7% 3/15/2028	155	156
Ginnie Mae I Pool 7% 3/15/2028	115	116
Ginnie Mae I Pool 7% 3/15/2029	3,209	3,234
Ginnie Mae I Pool 7% 3/15/2029	388	389
Ginnie Mae I Pool 7% 3/15/2029	282	285
Ginnie Mae I Pool 7% 3/15/2031	2,512	2,554
Ginnie Mae I Pool 7% 3/15/2031	261	265
Ginnie Mae I Pool 7% 3/15/2032	4,854	4,897
Ginnie Mae I Pool 7% 3/15/2032	1,082	1,103
Ginnie Mae I Pool 7% 4/15/2028	2,430	2,447
Ginnie Mae I Pool 7% 4/15/2028	2,166	2,182
Ginnie Mae I Pool 7% 4/15/2028	1,662	1,669
Ginnie Mae I Pool 7% 4/15/2028	1,089	1,099
Ginnie Mae I Pool 7% 4/15/2028	873	878
Ginnie Mae I Pool 7% 4/15/2028	737	743
Ginnie Mae I Pool 7% 4/15/2028	666	671
Ginnie Mae I Pool 7% 4/15/2028	641	645
Ginnie Mae I Pool 7% 4/15/2028	613	618
Ginnie Mae I Pool 7% 4/15/2028	542	546
Ginnie Mae I Pool 7% 4/15/2028	481	485
Ginnie Mae I Pool 7% 4/15/2028	422	425
Ginnie Mae I Pool 7% 4/15/2028	372	375
Ginnie Mae I Pool 7% 4/15/2028	249	251
Ginnie Mae I Pool 7% 4/15/2028	104	105
Ginnie Mae I Pool 7% 4/15/2028	76	76
Ginnie Mae I Pool 7% 4/15/2028	42	42
Ginnie Mae I Pool 7% 4/15/2029	2,121	2,146
Ginnie Mae I Pool 7% 4/15/2029	1,518	1,534
Ginnie Mae I Pool 7% 4/15/2030	12,499	12,707
Ginnie Mae I Pool 7% 4/15/2030	1,309	1,331
Ginnie Mae I Pool 7% 4/15/2031	11,926	12,147
Ginnie Mae I Pool 7% 4/15/2031	1,767	1,800
Ginnie Mae I Pool 7% 4/15/2031	407	414
Ginnie Mae I Pool 7% 4/15/2031	44	45
Ginnie Mae I Pool 7% 4/15/2032	13,267	13,535
Ginnie Mae I Pool 7% 4/15/2032	192	195
Ginnie Mae I Pool 7% 4/20/2032	140,231	144,858
Ginnie Mae I Pool 7% 5/15/2027	223	223
Ginnie Mae I Pool 7% 5/15/2028	3,339	3,369
Ginnie Mae I Pool 7% 5/15/2028	1,009	1,015
Ginnie Mae I Pool 7% 5/15/2028	789	796
Ginnie Mae I Pool 7% 5/15/2028	528	532
Ginnie Mae I Pool 7% 5/15/2028	460	463
Ginnie Mae I Pool 7% 5/15/2028	384	387
Ginnie Mae I Pool 7% 5/15/2028	297	300
Ginnie Mae I Pool 7% 5/15/2028	117	118
Ginnie Mae I Pool 7% 5/15/2028	20	20
Ginnie Mae I Pool 7% 5/15/2029	2,908	2,945
Ginnie Mae I Pool 7% 5/15/2031	3,360	3,420
Ginnie Mae I Pool 7% 5/15/2031	271	276
Ginnie Mae I Pool 7% 5/15/2032	28,717	29,208
Ginnie Mae I Pool 7% 5/15/2032	2,901	2,960
Ginnie Mae I Pool 7% 5/15/2032	121	123
Ginnie Mae I Pool 7% 6/15/2027	43	43
Ginnie Mae I Pool 7% 6/15/2028	4,375	4,416
Ginnie Mae I Pool 7% 6/15/2028	1,667	1,679
Ginnie Mae I Pool 7% 6/15/2028	1,391	1,403
Ginnie Mae I Pool 7% 6/15/2028	1,039	1,049
Ginnie Mae I Pool 7% 6/15/2028	894	901
Ginnie Mae I Pool 7% 6/15/2028	865	872
Ginnie Mae I Pool 7% 6/15/2028	842	850
Ginnie Mae I Pool 7% 6/15/2028	730	737
Ginnie Mae I Pool 7% 6/15/2028	648	653
Ginnie Mae I Pool 7% 6/15/2028	605	610
Ginnie Mae I Pool 7% 6/15/2028	378	382
Ginnie Mae I Pool 7% 6/15/2028	321	323
Ginnie Mae I Pool 7% 6/15/2028	303	305
Ginnie Mae I Pool 7% 6/15/2028	297	300
Ginnie Mae I Pool 7% 6/15/2028	238	238
Ginnie Mae I Pool 7% 6/15/2028	235	237
Ginnie Mae I Pool 7% 6/15/2028	203	205
Ginnie Mae I Pool 7% 6/15/2028	187	188
Ginnie Mae I Pool 7% 6/15/2028	104	105
Ginnie Mae I Pool 7% 6/15/2028	103	104
Ginnie Mae I Pool 7% 6/15/2028	54	54
Ginnie Mae I Pool 7% 6/15/2029	2,857	2,896
Ginnie Mae I Pool 7% 6/15/2029	2,191	2,218
Ginnie Mae I Pool 7% 6/15/2029	155	155
Ginnie Mae I Pool 7% 6/15/2029	33	33
Ginnie Mae I Pool 7% 6/15/2029	23	23
Ginnie Mae I Pool 7% 6/15/2029	18	18
Ginnie Mae I Pool 7% 6/15/2030	96	97
Ginnie Mae I Pool 7% 6/15/2031	4,972	5,067
Ginnie Mae I Pool 7% 6/15/2031	3,786	3,860
Ginnie Mae I Pool 7% 6/15/2032	32,088	32,722
Ginnie Mae I Pool 7% 6/15/2032	12,601	12,869
Ginnie Mae I Pool 7% 6/15/2032	7,461	7,623
Ginnie Mae I Pool 7% 6/15/2032	6,945	7,098
Ginnie Mae I Pool 7% 6/15/2032	901	921
Ginnie Mae I Pool 7% 7/15/2028	3,059	3,089
Ginnie Mae I Pool 7% 7/15/2028	2,009	2,025
Ginnie Mae I Pool 7% 7/15/2028	1,871	1,890
Ginnie Mae I Pool 7% 7/15/2028	1,795	1,811
Ginnie Mae I Pool 7% 7/15/2028	1,425	1,437
Ginnie Mae I Pool 7% 7/15/2028	1,374	1,385
Ginnie Mae I Pool 7% 7/15/2028	1,004	1,006
Ginnie Mae I Pool 7% 7/15/2028	955	962
Ginnie Mae I Pool 7% 7/15/2028	833	840
Ginnie Mae I Pool 7% 7/15/2028	747	755
Ginnie Mae I Pool 7% 7/15/2028	610	616
Ginnie Mae I Pool 7% 7/15/2028	582	587
Ginnie Mae I Pool 7% 7/15/2028	309	313
Ginnie Mae I Pool 7% 7/15/2028	202	203
Ginnie Mae I Pool 7% 7/15/2028	107	106
Ginnie Mae I Pool 7% 7/15/2028	38	38
Ginnie Mae I Pool 7% 7/15/2029	3,405	3,453
Ginnie Mae I Pool 7% 7/15/2029	306	310
Ginnie Mae I Pool 7% 7/15/2029	164	166
Ginnie Mae I Pool 7% 7/15/2029	121	122
Ginnie Mae I Pool 7% 7/15/2030	856	867
Ginnie Mae I Pool 7% 7/15/2031	4,245	4,328
Ginnie Mae I Pool 7% 7/15/2031	1,377	1,403
Ginnie Mae I Pool 7% 7/15/2032	34,544	35,303
Ginnie Mae I Pool 7% 7/15/2032	23,568	24,039
Ginnie Mae I Pool 7% 7/15/2032	6,290	6,424
Ginnie Mae I Pool 7% 7/15/2032	1,924	1,964
Ginnie Mae I Pool 7% 7/15/2032	1,474	1,503
Ginnie Mae I Pool 7% 7/15/2032	239	243
Ginnie Mae I Pool 7% 7/20/2032	97,571	100,790
Ginnie Mae I Pool 7% 8/15/2027	2,389	2,397
Ginnie Mae I Pool 7% 8/15/2027	232	233
Ginnie Mae I Pool 7% 8/15/2027	111	111
Ginnie Mae I Pool 7% 8/15/2028	5,303	5,353
Ginnie Mae I Pool 7% 8/15/2028	3,268	3,291
Ginnie Mae I Pool 7% 8/15/2028	2,946	2,971
Ginnie Mae I Pool 7% 8/15/2028	887	894
Ginnie Mae I Pool 7% 8/15/2028	700	705
Ginnie Mae I Pool 7% 8/15/2028	690	696
Ginnie Mae I Pool 7% 8/15/2028	663	669
Ginnie Mae I Pool 7% 8/15/2028	567	573
Ginnie Mae I Pool 7% 8/15/2028	549	554
Ginnie Mae I Pool 7% 8/15/2028	502	506
Ginnie Mae I Pool 7% 8/15/2028	184	186
Ginnie Mae I Pool 7% 8/15/2028	164	166
Ginnie Mae I Pool 7% 8/15/2028	112	112
Ginnie Mae I Pool 7% 8/15/2028	94	94
Ginnie Mae I Pool 7% 8/15/2029	1,784	1,810
Ginnie Mae I Pool 7% 8/15/2029	359	364
Ginnie Mae I Pool 7% 8/15/2031	10,728	10,936
Ginnie Mae I Pool 7% 8/15/2031	1,313	1,339
Ginnie Mae I Pool 7% 8/15/2031	452	461
Ginnie Mae I Pool 7% 8/15/2032	6,219	6,340
Ginnie Mae I Pool 7% 8/15/2032	3,775	3,853
Ginnie Mae I Pool 7% 8/15/2032	345	347
Ginnie Mae I Pool 7% 9/15/2027	7	7
Ginnie Mae I Pool 7% 9/15/2028	2,201	2,224
Ginnie Mae I Pool 7% 9/15/2028	1,637	1,651
Ginnie Mae I Pool 7% 9/15/2028	990	999
Ginnie Mae I Pool 7% 9/15/2028	643	645
Ginnie Mae I Pool 7% 9/15/2028	563	565
Ginnie Mae I Pool 7% 9/15/2028	506	510
Ginnie Mae I Pool 7% 9/15/2028	395	399
Ginnie Mae I Pool 7% 9/15/2028	283	286
Ginnie Mae I Pool 7% 9/15/2028	176	177
Ginnie Mae I Pool 7% 9/15/2029	216	219
Ginnie Mae I Pool 7% 9/15/2031	1,668	1,697
Ginnie Mae I Pool 7.25% 9/15/2027	998	1,003
Ginnie Mae I Pool 7.395% 12/20/2026	2,413	2,411
Ginnie Mae I Pool 7.395% 9/20/2026	460	458
Ginnie Mae I Pool 7.5% 1/15/2027	634	635
Ginnie Mae I Pool 7.5% 1/15/2027	87	88
Ginnie Mae I Pool 7.5% 1/15/2028	1,454	1,470
Ginnie Mae I Pool 7.5% 1/15/2028	983	983
Ginnie Mae I Pool 7.5% 1/15/2029	1,940	1,966
Ginnie Mae I Pool 7.5% 1/15/2031	7,064	7,260
Ginnie Mae I Pool 7.5% 1/15/2031	4,591	4,727
Ginnie Mae I Pool 7.5% 10/15/2027	868	875
Ginnie Mae I Pool 7.5% 10/15/2028	8,705	8,859
Ginnie Mae I Pool 7.5% 10/15/2028	3,500	3,530
Ginnie Mae I Pool 7.5% 10/15/2028	101	102
Ginnie Mae I Pool 7.5% 10/15/2028	85	85
Ginnie Mae I Pool 7.5% 10/15/2029	965	988
Ginnie Mae I Pool 7.5% 10/15/2029	484	494
Ginnie Mae I Pool 7.5% 10/15/2029	327	335
Ginnie Mae I Pool 7.5% 10/15/2029	27	27
Ginnie Mae I Pool 7.5% 10/15/2030	6,423	6,565
Ginnie Mae I Pool 7.5% 10/15/2030	3,897	3,993
Ginnie Mae I Pool 7.5% 10/15/2031	33,949	35,022
Ginnie Mae I Pool 7.5% 10/15/2031	1,787	1,844
Ginnie Mae I Pool 7.5% 11/15/2027	446	447
Ginnie Mae I Pool 7.5% 11/15/2027	202	203
Ginnie Mae I Pool 7.5% 11/15/2027	119	120
Ginnie Mae I Pool 7.5% 11/15/2029	23,583	24,142
Ginnie Mae I Pool 7.5% 11/15/2029	11,488	11,760
Ginnie Mae I Pool 7.5% 11/15/2029	8,044	8,238
Ginnie Mae I Pool 7.5% 11/15/2029	2,854	2,911
Ginnie Mae I Pool 7.5% 11/15/2029	590	605
Ginnie Mae I Pool 7.5% 11/15/2029	388	397
Ginnie Mae I Pool 7.5% 11/15/2029	213	218
Ginnie Mae I Pool 7.5% 11/15/2030	14,068	14,477
Ginnie Mae I Pool 7.5% 12/15/2026	258	258
Ginnie Mae I Pool 7.5% 12/15/2027	2,241	2,257
Ginnie Mae I Pool 7.5% 12/15/2027	210	211
Ginnie Mae I Pool 7.5% 12/15/2028	134	136
Ginnie Mae I Pool 7.5% 12/15/2028	134	136
Ginnie Mae I Pool 7.5% 12/15/2029	22,107	22,574
Ginnie Mae I Pool 7.5% 12/15/2029	17,889	18,256
Ginnie Mae I Pool 7.5% 12/15/2029	10,474	10,733
Ginnie Mae I Pool 7.5% 12/15/2029	4,709	4,816
Ginnie Mae I Pool 7.5% 12/15/2029	2,280	2,316
Ginnie Mae I Pool 7.5% 12/15/2029	45	46
Ginnie Mae I Pool 7.5% 12/15/2030	44,810	45,938
Ginnie Mae I Pool 7.5% 12/15/2030	8,268	8,512
Ginnie Mae I Pool 7.5% 12/15/2030	1,770	1,782
Ginnie Mae I Pool 7.5% 12/15/2030	651	671
Ginnie Mae I Pool 7.5% 2/15/2028	172	173
Ginnie Mae I Pool 7.5% 2/15/2029	1,798	1,834
Ginnie Mae I Pool 7.5% 2/15/2029	1,528	1,543
Ginnie Mae I Pool 7.5% 2/15/2032	51,850	53,416
Ginnie Mae I Pool 7.5% 2/15/2032	9,398	9,722
Ginnie Mae I Pool 7.5% 2/15/2032	3,451	3,567
Ginnie Mae I Pool 7.5% 3/15/2028	55	56
Ginnie Mae I Pool 7.5% 3/15/2030	5,604	5,751
Ginnie Mae I Pool 7.5% 3/15/2031	39,973	41,209
Ginnie Mae I Pool 7.5% 3/15/2031	22,038	22,735
Ginnie Mae I Pool 7.5% 3/15/2031	10,413	10,742
Ginnie Mae I Pool 7.5% 3/15/2032	19,977	20,573
Ginnie Mae I Pool 7.5% 3/15/2032	4,399	4,549
Ginnie Mae I Pool 7.5% 3/15/2032	3,790	3,870
Ginnie Mae I Pool 7.5% 3/15/2032	2,908	3,005
Ginnie Mae I Pool 7.5% 4/15/2027	754	756
Ginnie Mae I Pool 7.5% 4/15/2027	424	426
Ginnie Mae I Pool 7.5% 4/15/2029	987	999
Ginnie Mae I Pool 7.5% 4/15/2029	872	890
Ginnie Mae I Pool 7.5% 4/15/2029	201	202
Ginnie Mae I Pool 7.5% 5/15/2027	351	353
Ginnie Mae I Pool 7.5% 5/15/2029	28	28
Ginnie Mae I Pool 7.5% 5/15/2031	44,566	45,825
Ginnie Mae I Pool 7.5% 5/15/2032	30,116	31,096
Ginnie Mae I Pool 7.5% 5/15/2032	26,563	27,432
Ginnie Mae I Pool 7.5% 5/15/2032	18,283	18,768
Ginnie Mae I Pool 7.5% 5/15/2032	8,803	9,062
Ginnie Mae I Pool 7.5% 5/15/2032	1,128	1,163
Ginnie Mae I Pool 7.5% 5/15/2032	727	736
Ginnie Mae I Pool 7.5% 6/15/2027	1,182	1,189
Ginnie Mae I Pool 7.5% 6/15/2027	423	425
Ginnie Mae I Pool 7.5% 6/15/2028	64	65
Ginnie Mae I Pool 7.5% 6/15/2029	544	551
Ginnie Mae I Pool 7.5% 6/15/2029	88	89
Ginnie Mae I Pool 7.5% 6/15/2031	27,661	28,506
Ginnie Mae I Pool 7.5% 7/15/2027	1,883	1,893
Ginnie Mae I Pool 7.5% 7/15/2027	41	42
Ginnie Mae I Pool 7.5% 7/15/2029	12,283	12,562
Ginnie Mae I Pool 7.5% 7/15/2029	7,721	7,889
Ginnie Mae I Pool 7.5% 7/15/2029	4,291	4,384
Ginnie Mae I Pool 7.5% 7/15/2029	3,950	4,038
Ginnie Mae I Pool 7.5% 7/15/2029	2,004	2,050
Ginnie Mae I Pool 7.5% 7/15/2029	664	670
Ginnie Mae I Pool 7.5% 7/15/2029	316	323
Ginnie Mae I Pool 7.5% 7/15/2029	115	117
Ginnie Mae I Pool 7.5% 7/15/2029	113	115
Ginnie Mae I Pool 7.5% 7/15/2030	6,662	6,836
Ginnie Mae I Pool 7.5% 7/15/2030	3,271	3,365
Ginnie Mae I Pool 7.5% 8/15/2027	2,712	2,733
Ginnie Mae I Pool 7.5% 8/15/2027	1,283	1,288
Ginnie Mae I Pool 7.5% 8/15/2027	114	115
Ginnie Mae I Pool 7.5% 8/15/2028	937	952
Ginnie Mae I Pool 7.5% 8/15/2028	167	169
Ginnie Mae I Pool 7.5% 8/15/2029	15,655	16,002
Ginnie Mae I Pool 7.5% 8/15/2029	4,125	4,203
Ginnie Mae I Pool 7.5% 8/15/2029	2,602	2,660
Ginnie Mae I Pool 7.5% 8/15/2029	2,155	2,202
Ginnie Mae I Pool 7.5% 8/15/2029	2,026	2,066
Ginnie Mae I Pool 7.5% 8/15/2029	1,423	1,455
Ginnie Mae I Pool 7.5% 8/15/2029	1,253	1,280
Ginnie Mae I Pool 7.5% 8/15/2029	668	683
Ginnie Mae I Pool 7.5% 8/15/2029	609	618
Ginnie Mae I Pool 7.5% 8/15/2029	572	584
Ginnie Mae I Pool 7.5% 8/15/2029	459	470
Ginnie Mae I Pool 7.5% 8/15/2029	206	211
Ginnie Mae I Pool 7.5% 8/15/2029	197	201
Ginnie Mae I Pool 7.5% 8/15/2029	167	171
Ginnie Mae I Pool 7.5% 8/15/2029	163	167
Ginnie Mae I Pool 7.5% 8/15/2029	30	30
Ginnie Mae I Pool 7.5% 9/15/2027	1,788	1,804
Ginnie Mae I Pool 7.5% 9/15/2027	672	676
Ginnie Mae I Pool 7.5% 9/15/2027	4	4
Ginnie Mae I Pool 7.5% 9/15/2028	3,286	3,340
Ginnie Mae I Pool 7.5% 9/15/2028	2,007	2,037
Ginnie Mae I Pool 7.5% 9/15/2028	604	613
Ginnie Mae I Pool 7.5% 9/15/2028	147	148
Ginnie Mae I Pool 7.5% 9/15/2029	11,040	11,302
Ginnie Mae I Pool 7.5% 9/15/2029	7,053	7,217
Ginnie Mae I Pool 7.5% 9/15/2029	1,900	1,941
Ginnie Mae I Pool 7.5% 9/15/2029	1,539	1,547
Ginnie Mae I Pool 7.5% 9/15/2029	1,285	1,301
Ginnie Mae I Pool 7.5% 9/15/2029	629	644
Ginnie Mae I Pool 7.5% 9/15/2029	121	124
Ginnie Mae I Pool 7.5% 9/15/2029	114	116
Ginnie Mae I Pool 7.5% 9/15/2029	39	39
Ginnie Mae I Pool 7.5% 9/15/2030	12,064	12,410
Ginnie Mae I Pool 8% 1/15/2028	1,221	1,231
Ginnie Mae I Pool 8% 1/15/2028	909	917
Ginnie Mae I Pool 8% 1/15/2030	2,409	2,458
Ginnie Mae I Pool 8% 1/15/2030	34	34
Ginnie Mae I Pool 8% 10/15/2026	42	42
Ginnie Mae I Pool 8% 10/15/2026	35	35
Ginnie Mae I Pool 8% 10/15/2026	25	25
Ginnie Mae I Pool 8% 10/15/2026	7	7
Ginnie Mae I Pool 8% 10/15/2027	1,275	1,285
Ginnie Mae I Pool 8% 10/15/2027	11	11
Ginnie Mae I Pool 8% 10/15/2029	3,940	4,020
Ginnie Mae I Pool 8% 10/15/2029	2,218	2,262
Ginnie Mae I Pool 8% 10/15/2029	1,537	1,568
Ginnie Mae I Pool 8% 10/15/2029	82	83
Ginnie Mae I Pool 8% 11/15/2026	41	41
Ginnie Mae I Pool 8% 11/15/2026	18	18
Ginnie Mae I Pool 8% 11/15/2027	5,316	5,365
Ginnie Mae I Pool 8% 11/15/2027	4,636	4,674
Ginnie Mae I Pool 8% 11/15/2027	3,281	3,294
Ginnie Mae I Pool 8% 11/15/2027	2,504	2,524
Ginnie Mae I Pool 8% 11/15/2027	940	948
Ginnie Mae I Pool 8% 11/15/2027	121	122
Ginnie Mae I Pool 8% 11/15/2028	1,451	1,469
Ginnie Mae I Pool 8% 11/15/2029	1,605	1,634
Ginnie Mae I Pool 8% 12/15/2027	1,353	1,360
Ginnie Mae I Pool 8% 12/15/2027	68	68
Ginnie Mae I Pool 8% 12/15/2029	3,359	3,428
Ginnie Mae I Pool 8% 2/15/2031	18,685	19,132
Ginnie Mae I Pool 8% 3/15/2030	1,399	1,426
Ginnie Mae I Pool 8% 3/15/2030	614	627
Ginnie Mae I Pool 8% 4/15/2030	956	977
Ginnie Mae I Pool 8% 5/15/2030	3,678	3,753
Ginnie Mae I Pool 8% 5/15/2030	1,014	1,037
Ginnie Mae I Pool 8% 6/15/2027	557	560
Ginnie Mae I Pool 8% 6/15/2028	460	466
Ginnie Mae I Pool 8% 6/15/2030	2,361	2,410
Ginnie Mae I Pool 8% 7/15/2027	1,617	1,625
Ginnie Mae I Pool 8% 7/15/2027	595	597
Ginnie Mae I Pool 8% 7/15/2027	487	490
Ginnie Mae I Pool 8% 7/15/2027	414	415
Ginnie Mae I Pool 8% 7/15/2027	52	52
Ginnie Mae I Pool 8% 7/15/2028	229	231
Ginnie Mae I Pool 8% 7/15/2030	149	152
Ginnie Mae I Pool 8% 7/15/2030	57	58
Ginnie Mae I Pool 8% 8/15/2026	9	9
Ginnie Mae I Pool 8% 8/15/2027	1,407	1,415
Ginnie Mae I Pool 8% 8/15/2027	295	296
Ginnie Mae I Pool 8% 8/15/2030	940	962
Ginnie Mae I Pool 8% 9/15/2026	62	62
Ginnie Mae I Pool 8% 9/15/2026	15	15
Ginnie Mae I Pool 8% 9/15/2027	763	768
Ginnie Mae I Pool 8% 9/15/2027	569	572
Ginnie Mae I Pool 8% 9/15/2028	9,739	9,879
Ginnie Mae I Pool 8% 9/15/2029	7,620	7,760
Ginnie Mae I Pool 8% 9/15/2029	1,285	1,296
Ginnie Mae I Pool 8% 9/15/2029	819	835
Ginnie Mae I Pool 8% 9/15/2030	2,021	2,064
Ginnie Mae I Pool 8.5% 1/15/2031	25,926	26,751
Ginnie Mae I Pool 8.5% 2/15/2031	20,549	21,167
Ginnie Mae I Pool 8.5% 9/15/2030	18,186	18,624
Ginnie Mae II Pool 2% 1/20/2051	74,894,173	60,118,489
Ginnie Mae II Pool 2% 10/20/2050	40,485,555	32,498,261
Ginnie Mae II Pool 2% 11/20/2050	21,356,733	17,143,316
Ginnie Mae II Pool 2% 12/20/2050	13,491,782	10,830,022
Ginnie Mae II Pool 2% 2/20/2051	63,245,912	50,768,284
Ginnie Mae II Pool 2% 4/20/2051	6,538,013	5,246,101
Ginnie Mae II Pool 2% 8/20/2051	3,652,797	2,929,863
Ginnie Mae II Pool 2% 9/20/2050	54,884,867	44,056,769
Ginnie Mae II Pool 2.5% 1/20/2043	3,269,065	2,870,746
Ginnie Mae II Pool 2.5% 10/20/2042	965,921	848,824
Ginnie Mae II Pool 2.5% 11/20/2042	1,553,068	1,365,892
Ginnie Mae II Pool 2.5% 11/20/2051	62,143,126	51,981,115
Ginnie Mae II Pool 2.5% 12/20/2042	379,203	333,722
Ginnie Mae II Pool 2.5% 12/20/2051	15,264,342	12,768,227
Ginnie Mae II Pool 2.5% 2/20/2041	289,275	257,225
Ginnie Mae II Pool 2.5% 2/20/2043	311,215	273,148
Ginnie Mae II Pool 2.5% 3/20/2043	478,766	420,184
Ginnie Mae II Pool 2.5% 3/20/2047	5,584,469	4,786,685
Ginnie Mae II Pool 2.5% 3/20/2050	16,140,405	13,546,425
Ginnie Mae II Pool 2.5% 4/20/2050	76,542,772	64,241,323
Ginnie Mae II Pool 2.5% 4/20/2052	24,405,901	20,414,904
Ginnie Mae II Pool 2.5% 6/20/2051	7,472,233	6,250,330
Ginnie Mae II Pool 2.5% 7/20/2051	43,441,439	36,337,638
Ginnie Mae II Pool 2.5% 9/20/2042	390,093	342,294
Ginnie Mae II Pool 2.5% 9/20/2051	5,330,826	4,459,098
Ginnie Mae II Pool 3% 1/20/2032	1,328,232	1,286,003
Ginnie Mae II Pool 3% 1/20/2043	6,532,836	5,922,783
Ginnie Mae II Pool 3% 10/20/2031	437,901	424,544
Ginnie Mae II Pool 3% 10/20/2042	525,437	476,654
Ginnie Mae II Pool 3% 10/20/2043	8,015,915	7,244,406
Ginnie Mae II Pool 3% 11/20/2031	474,271	459,393
Ginnie Mae II Pool 3% 11/20/2042	26,366	23,920
Ginnie Mae II Pool 3% 12/20/2031	711,924	689,595
Ginnie Mae II Pool 3% 12/20/2042	4,807,524	4,358,440
Ginnie Mae II Pool 3% 12/20/2046	858,676	756,721
Ginnie Mae II Pool 3% 12/20/2050	429,245	373,584
Ginnie Mae II Pool 3% 2/20/2031	54,247	52,817
Ginnie Mae II Pool 3% 2/20/2043	8,236,604	7,464,723
Ginnie Mae II Pool 3% 3/20/2031	109,810	106,855
Ginnie Mae II Pool 3% 3/20/2042	6,211	5,646
Ginnie Mae II Pool 3% 3/20/2050	3,330,378	2,901,643
Ginnie Mae II Pool 3% 4/20/2031	406,600	395,440
Ginnie Mae II Pool 3% 4/20/2043	258,738	234,303
Ginnie Mae II Pool 3% 4/20/2052	25,291,154	21,979,980
Ginnie Mae II Pool 3% 5/20/2031	887,360	862,523
Ginnie Mae II Pool 3% 5/20/2042	70,353	63,942
Ginnie Mae II Pool 3% 5/20/2051	3,891,980	3,382,738
Ginnie Mae II Pool 3% 5/20/2052	33,425,531	29,049,387
Ginnie Mae II Pool 3% 6/20/2042	77,567	70,392
Ginnie Mae II Pool 3% 6/20/2043	660,891	597,839
Ginnie Mae II Pool 3% 6/20/2050	32,182	28,029
Ginnie Mae II Pool 3% 6/20/2051	1,030,063	895,285
Ginnie Mae II Pool 3% 7/20/2031	11,790	11,448
Ginnie Mae II Pool 3% 7/20/2043	598,175	540,899
Ginnie Mae II Pool 3% 7/20/2046	6,262,711	5,579,643
Ginnie Mae II Pool 3% 7/20/2051	1,301,831	1,131,596
Ginnie Mae II Pool 3% 8/20/2031	138,375	134,278
Ginnie Mae II Pool 3% 8/20/2042	9,814	8,908
Ginnie Mae II Pool 3% 8/20/2043	607,449	549,070
Ginnie Mae II Pool 3% 8/20/2046	10,315,703	9,188,127
Ginnie Mae II Pool 3% 8/20/2051	1,551,190	1,348,347
Ginnie Mae II Pool 3% 9/20/2031	55,773	54,096
Ginnie Mae II Pool 3% 9/20/2042	863,719	783,813
Ginnie Mae II Pool 3% 9/20/2043	1,671,580	1,510,198
Ginnie Mae II Pool 3% 9/20/2051	19,692	17,117
Ginnie Mae II Pool 3.5% 1/20/2041	2,253	2,105
Ginnie Mae II Pool 3.5% 1/20/2044	120,624	111,495
Ginnie Mae II Pool 3.5% 10/20/2041	18,973	17,664
Ginnie Mae II Pool 3.5% 10/20/2043	8,211	7,597
Ginnie Mae II Pool 3.5% 11/20/2041	146,266	136,196
Ginnie Mae II Pool 3.5% 11/20/2043	17,390	16,086
Ginnie Mae II Pool 3.5% 12/20/2040	4,183	3,907
Ginnie Mae II Pool 3.5% 12/20/2041	1,610,508	1,499,641
Ginnie Mae II Pool 3.5% 2/20/2027	1,090	1,086
Ginnie Mae II Pool 3.5% 2/20/2043	339,620	314,992
Ginnie Mae II Pool 3.5% 2/20/2044	3,775	3,489
Ginnie Mae II Pool 3.5% 3/20/2043	776,501	720,004
Ginnie Mae II Pool 3.5% 3/20/2044	3,749	3,464
Ginnie Mae II Pool 3.5% 4/20/2043	4,887,121	4,530,351
Ginnie Mae II Pool 3.5% 4/20/2044	8,949	8,263
Ginnie Mae II Pool 3.5% 4/20/2046	1,797,857	1,637,106
Ginnie Mae II Pool 3.5% 5/20/2027	81,121	80,761
Ginnie Mae II Pool 3.5% 5/20/2043	3,195,378	2,949,175
Ginnie Mae II Pool 3.5% 6/20/2044	7,190,078	6,635,217
Ginnie Mae II Pool 3.5% 7/20/2043	10,516	9,745
Ginnie Mae II Pool 3.5% 8/20/2043	318,525	294,935
Ginnie Mae II Pool 3.5% 9/20/2040	20,333	18,974
Ginnie Mae II Pool 3.5% 9/20/2043	272,978	252,604
Ginnie Mae II Pool 3.75% 4/20/2046	466,154	428,148
Ginnie Mae II Pool 4% 1/20/2040	72,585	69,301
Ginnie Mae II Pool 4% 1/20/2041	3,679,340	3,507,461
Ginnie Mae II Pool 4% 1/20/2042	7,843,903	7,460,427
Ginnie Mae II Pool 4% 10/20/2039	17,995	17,202
Ginnie Mae II Pool 4% 10/20/2040	1,207,340	1,151,322
Ginnie Mae II Pool 4% 10/20/2041	3,033,945	2,887,137
Ginnie Mae II Pool 4% 11/20/2033	35,685	34,669
Ginnie Mae II Pool 4% 11/20/2039	154,317	147,416
Ginnie Mae II Pool 4% 11/20/2045	1,193,341	1,115,524
Ginnie Mae II Pool 4% 11/20/2045	142,627	135,079
Ginnie Mae II Pool 4% 12/20/2039	187,323	178,997
Ginnie Mae II Pool 4% 2/20/2033	408	398
Ginnie Mae II Pool 4% 2/20/2040	457,593	436,996
Ginnie Mae II Pool 4% 2/20/2041	362,847	339,026
Ginnie Mae II Pool 4% 2/20/2042	67,705	64,383
Ginnie Mae II Pool 4% 3/20/2039	45,119	43,224
Ginnie Mae II Pool 4% 3/20/2040	369,543	352,739
Ginnie Mae II Pool 4% 3/20/2042	245,738	233,636
Ginnie Mae II Pool 4% 3/20/2047	2,065,491	1,917,218
Ginnie Mae II Pool 4% 4/20/2039	2,301	2,203
Ginnie Mae II Pool 4% 4/20/2040	20,947	20,012
Ginnie Mae II Pool 4% 4/20/2040	14,916	13,932
Ginnie Mae II Pool 4% 4/20/2042	873,070	829,908
Ginnie Mae II Pool 4% 5/20/2039	939	898
Ginnie Mae II Pool 4% 5/20/2040	207,490	198,223
Ginnie Mae II Pool 4% 5/20/2046	3,382,531	3,184,379
Ginnie Mae II Pool 4% 6/20/2039	146,323	140,032
Ginnie Mae II Pool 4% 6/20/2040	165,768	158,259
Ginnie Mae II Pool 4% 6/20/2041	184,668	175,845
Ginnie Mae II Pool 4% 6/20/2042	28,964	27,521
Ginnie Mae II Pool 4% 7/20/2040	873,569	833,140
Ginnie Mae II Pool 4% 8/20/2039	50,681	48,471
Ginnie Mae II Pool 4% 8/20/2041	2,237	2,129
Ginnie Mae II Pool 4% 9/20/2039	21,341	20,393
Ginnie Mae II Pool 4% 9/20/2040	2,944,322	2,807,559
Ginnie Mae II Pool 4.5% 10/20/2041	78,272	76,406
Ginnie Mae II Pool 4.5% 11/20/2040	1,274,725	1,245,388
Ginnie Mae II Pool 4.5% 11/20/2054	30,662,650	28,891,247
Ginnie Mae II Pool 4.5% 6/20/2040	66,614	64,050
Ginnie Mae II Pool 4.5% 7/20/2041	50,702	48,644
Ginnie Mae II Pool 4.5% 8/1/2056 (e)	7,000,000	6,569,347
Ginnie Mae II Pool 4.5% 8/20/2040	11,509	11,046
Ginnie Mae II Pool 4.5% 8/20/2041	91,817	89,637
Ginnie Mae II Pool 4.5% 9/20/2041	17,027	16,622
Ginnie Mae II Pool 5% 1/20/2032	207	207
Ginnie Mae II Pool 5% 1/20/2033	6,049	6,048
Ginnie Mae II Pool 5% 1/20/2034	10,253	10,250
Ginnie Mae II Pool 5% 1/20/2035	903,354	902,836
Ginnie Mae II Pool 5% 1/20/2037	289	289
Ginnie Mae II Pool 5% 1/20/2055	67,106,141	65,106,680
Ginnie Mae II Pool 5% 10/20/2032	78,122	78,110
Ginnie Mae II Pool 5% 10/20/2033	19,138	19,133
Ginnie Mae II Pool 5% 10/20/2034	2,192	2,191
Ginnie Mae II Pool 5% 11/20/2032	21,599	21,595
Ginnie Mae II Pool 5% 11/20/2033	8,994	8,992
Ginnie Mae II Pool 5% 11/20/2035	32,293	32,269
Ginnie Mae II Pool 5% 12/20/2032	8,234	8,232
Ginnie Mae II Pool 5% 12/20/2034	51,532	51,501
Ginnie Mae II Pool 5% 12/20/2035	491,540	491,162
Ginnie Mae II Pool 5% 12/20/2036	67,672	67,595
Ginnie Mae II Pool 5% 12/20/2054	7,316,122	7,100,421
Ginnie Mae II Pool 5% 12/20/2054	6,709,364	6,511,551
Ginnie Mae II Pool 5% 2/20/2032	766	766
Ginnie Mae II Pool 5% 2/20/2032	545	545
Ginnie Mae II Pool 5% 2/20/2033	24,180	24,176
Ginnie Mae II Pool 5% 2/20/2034	909	908
Ginnie Mae II Pool 5% 2/20/2035	581	580
Ginnie Mae II Pool 5% 2/20/2036	41,674	41,638
Ginnie Mae II Pool 5% 2/20/2039	14,178	14,153
Ginnie Mae II Pool 5% 3/20/2033	199,644	199,604
Ginnie Mae II Pool 5% 3/20/2034	1,652	1,652
Ginnie Mae II Pool 5% 3/20/2035	69,014	68,972
Ginnie Mae II Pool 5% 3/20/2036	26,831	26,809
Ginnie Mae II Pool 5% 4/20/2033	11,737	11,735
Ginnie Mae II Pool 5% 4/20/2034	8,739	8,735
Ginnie Mae II Pool 5% 4/20/2035	677	676
Ginnie Mae II Pool 5% 4/20/2036	8,012	8,005
Ginnie Mae II Pool 5% 4/20/2037	1,265	1,264
Ginnie Mae II Pool 5% 5/20/2033	21,962	21,957
Ginnie Mae II Pool 5% 5/20/2034	27,205	27,194
Ginnie Mae II Pool 5% 5/20/2035	67,276	67,234
Ginnie Mae II Pool 5% 6/20/2032	137,490	137,471
Ginnie Mae II Pool 5% 6/20/2033	228,524	228,472
Ginnie Mae II Pool 5% 6/20/2034	30,197	30,184
Ginnie Mae II Pool 5% 6/20/2035	9,901	9,894
Ginnie Mae II Pool 5% 6/20/2036	10,156	10,147
Ginnie Mae II Pool 5% 6/20/2038	100,500	100,353
Ginnie Mae II Pool 5% 6/20/2039	259,628	259,153
Ginnie Mae II Pool 5% 6/20/2054	14,316,652	13,916,924
Ginnie Mae II Pool 5% 7/20/2033	44,181	44,170
Ginnie Mae II Pool 5% 7/20/2034	56,419	56,394
Ginnie Mae II Pool 5% 7/20/2035	7,757	7,751
Ginnie Mae II Pool 5% 7/20/2037	3,537	3,532
Ginnie Mae II Pool 5% 7/20/2048	1,445,096	1,431,393
Ginnie Mae II Pool 5% 8/1/2056 (e)	59,700,000	57,811,970
Ginnie Mae II Pool 5% 8/20/2033	885,600	885,387
Ginnie Mae II Pool 5% 8/20/2034	507	507
Ginnie Mae II Pool 5% 8/20/2035	99,963	99,888
Ginnie Mae II Pool 5% 9/1/2056 (e)	59,700,000	57,746,676
Ginnie Mae II Pool 5% 9/20/2033	2,229,610	2,229,002
Ginnie Mae II Pool 5% 9/20/2034	1,128	1,127
Ginnie Mae II Pool 5% 9/20/2035	102,419	102,342
Ginnie Mae II Pool 5% 9/20/2036	4,784	4,778
Ginnie Mae II Pool 5% 9/20/2037	3,305	3,301
Ginnie Mae II Pool 5.5% 1/20/2055	5,282,787	5,289,415
Ginnie Mae II Pool 5.5% 10/20/2039	79,688	80,637
Ginnie Mae II Pool 5.5% 11/20/2039	51,626	52,241
Ginnie Mae II Pool 5.5% 12/20/2039	35,813	36,239
Ginnie Mae II Pool 5.5% 12/20/2041	36,595	37,035
Ginnie Mae II Pool 5.5% 12/20/2054	6,502,211	6,522,561
Ginnie Mae II Pool 5.5% 12/20/2054	3,873,358	3,866,113
Ginnie Mae II Pool 5.5% 2/20/2042	55,508	56,189
Ginnie Mae II Pool 5.5% 3/20/2040	362,521	366,858
Ginnie Mae II Pool 5.5% 8/1/2056 (e)	230,250,000	228,890,765
Ginnie Mae II Pool 5.5% 8/20/2039	7,111	7,196
Ginnie Mae II Pool 5.5% 9/1/2056 (e)	159,200,000	158,005,220
Ginnie Mae II Pool 5.5% 9/20/2039	39,546	40,018
Ginnie Mae II Pool 5.5% 9/20/2041	8,216	8,319
Ginnie Mae II Pool 6% 1/20/2032	2,712	2,760
Ginnie Mae II Pool 6% 10/20/2028	81	83
Ginnie Mae II Pool 6% 11/20/2028	518	527
Ginnie Mae II Pool 6% 11/20/2031	27,940	28,430
Ginnie Mae II Pool 6% 12/20/2027	306	311
Ginnie Mae II Pool 6% 12/20/2029	11,421	11,621
Ginnie Mae II Pool 6% 12/20/2054	6,199,249	6,324,420
Ginnie Mae II Pool 6% 2/20/2028	54	55
Ginnie Mae II Pool 6% 2/20/2032	1,205	1,226
Ginnie Mae II Pool 6% 3/20/2028	285	290
Ginnie Mae II Pool 6% 3/20/2029	229	233
Ginnie Mae II Pool 6% 4/20/2028	859	874
Ginnie Mae II Pool 6% 4/20/2029	1,504	1,531
Ginnie Mae II Pool 6% 4/20/2031	206,046	209,659
Ginnie Mae II Pool 6% 5/20/2028	919	935
Ginnie Mae II Pool 6% 5/20/2029	35,529	36,152
Ginnie Mae II Pool 6% 5/20/2032	81,522	82,951
Ginnie Mae II Pool 6% 6/20/2028	61	62
Ginnie Mae II Pool 6% 6/20/2029	828	842
Ginnie Mae II Pool 6% 6/20/2032	115	117
Ginnie Mae II Pool 6% 7/20/2029	2,888	2,939
Ginnie Mae II Pool 6% 8/1/2056 (e)	142,850,000	145,257,951
Ginnie Mae II Pool 6% 8/20/2028	20	21
Ginnie Mae II Pool 6% 8/20/2029	298	303
Ginnie Mae II Pool 6% 9/1/2056 (e)	94,175,000	95,453,444
Ginnie Mae II Pool 6% 9/20/2028	2,063	2,100
Ginnie Mae II Pool 6% 9/20/2032	894,170	909,850
Ginnie Mae II Pool 6.5% 1/20/2029	132	136
Ginnie Mae II Pool 6.5% 1/20/2031	1,988	2,055
Ginnie Mae II Pool 6.5% 1/20/2032	18,747	19,381
Ginnie Mae II Pool 6.5% 1/20/2034	537	555
Ginnie Mae II Pool 6.5% 10/20/2028	745	771
Ginnie Mae II Pool 6.5% 10/20/2029	115	119
Ginnie Mae II Pool 6.5% 11/20/2028	18,745	19,378
Ginnie Mae II Pool 6.5% 11/20/2029	1,361	1,407
Ginnie Mae II Pool 6.5% 11/20/2031	54,012	55,836
Ginnie Mae II Pool 6.5% 2/20/2029	824	852
Ginnie Mae II Pool 6.5% 2/20/2031	5,192	5,367
Ginnie Mae II Pool 6.5% 3/20/2031	22,668	23,434
Ginnie Mae II Pool 6.5% 4/20/2032	1,679	1,736
Ginnie Mae II Pool 6.5% 5/20/2028	9	8
Ginnie Mae II Pool 6.5% 5/20/2031	2,049	2,118
Ginnie Mae II Pool 6.5% 6/20/2034	1,833	1,895
Ginnie Mae II Pool 6.5% 8/1/2056 (e)	11,475,000	11,859,188
Ginnie Mae II Pool 6.5% 8/20/2028	21,449	22,174
Ginnie Mae II Pool 6.5% 8/20/2034	2,527	2,612
Ginnie Mae II Pool 6.5% 9/1/2056 (e)	11,475,000	11,830,500
Ginnie Mae II Pool 6.5% 9/20/2031	3,331	3,443
Ginnie Mae II Pool 7% 1/20/2027	24	24
Ginnie Mae II Pool 7% 1/20/2028	16	16
Ginnie Mae II Pool 7% 1/20/2030	9,441	9,752
Ginnie Mae II Pool 7% 1/20/2031	6,846	7,072
Ginnie Mae II Pool 7% 10/20/2028	4,868	5,029
Ginnie Mae II Pool 7% 10/20/2031	17,389	17,962
Ginnie Mae II Pool 7% 10/20/2032	3,043	3,143
Ginnie Mae II Pool 7% 11/20/2028	7,827	8,085
Ginnie Mae II Pool 7% 11/20/2030	41,218	42,578
Ginnie Mae II Pool 7% 11/20/2031	21,291	21,994
Ginnie Mae II Pool 7% 12/20/2027	461	477
Ginnie Mae II Pool 7% 12/20/2028	2,729	2,819
Ginnie Mae II Pool 7% 12/20/2029	1,480	1,529
Ginnie Mae II Pool 7% 12/20/2030	89,783	92,746
Ginnie Mae II Pool 7% 12/20/2032	31,778	32,827
Ginnie Mae II Pool 7% 2/20/2028	13,150	13,584
Ginnie Mae II Pool 7% 2/20/2029	1,803	1,862
Ginnie Mae II Pool 7% 2/20/2030	21,491	22,200
Ginnie Mae II Pool 7% 2/20/2031	3,858	3,985
Ginnie Mae II Pool 7% 2/20/2032	51,468	53,167
Ginnie Mae II Pool 7% 3/20/2027	310	310
Ginnie Mae II Pool 7% 3/20/2028	251	259
Ginnie Mae II Pool 7% 3/20/2029	283	293
Ginnie Mae II Pool 7% 3/20/2030	29,310	30,277
Ginnie Mae II Pool 7% 3/20/2031	12,516	12,929
Ginnie Mae II Pool 7% 3/20/2032	12,338	12,745
Ginnie Mae II Pool 7% 4/20/2028	4,015	4,148
Ginnie Mae II Pool 7% 4/20/2031	3,837	3,964
Ginnie Mae II Pool 7% 5/20/2027	1,082	1,086
Ginnie Mae II Pool 7% 5/20/2028	9,306	9,613
Ginnie Mae II Pool 7% 5/20/2029	3,000	3,099
Ginnie Mae II Pool 7% 5/20/2031	94,566	97,687
Ginnie Mae II Pool 7% 6/20/2028	339	350
Ginnie Mae II Pool 7% 6/20/2031	79,281	81,896
Ginnie Mae II Pool 7% 6/20/2032	194,478	200,895
Ginnie Mae II Pool 7% 7/20/2028	571	590
Ginnie Mae II Pool 7% 7/20/2029	11	10
Ginnie Mae II Pool 7% 7/20/2031	346,016	357,433
Ginnie Mae II Pool 7% 7/20/2032	108,174	111,743
Ginnie Mae II Pool 7% 7/20/2034	165,055	170,502
Ginnie Mae II Pool 7% 8/20/2028	4,419	4,565
Ginnie Mae II Pool 7% 8/20/2029	15,960	16,487
Ginnie Mae II Pool 7% 8/20/2031	123,057	127,118
Ginnie Mae II Pool 7% 8/20/2032	80,048	82,690
Ginnie Mae II Pool 7% 8/20/2034	21,082	21,778
Ginnie Mae II Pool 7% 9/20/2027	1,084	1,090
Ginnie Mae II Pool 7% 9/20/2028	7,577	7,827
Ginnie Mae II Pool 7% 9/20/2031	10,387	10,730
Ginnie Mae II Pool 7% 9/20/2034	23,259	24,085
Ginnie Mae II Pool 7.5% 1/20/2028	6,687	6,750
Ginnie Mae II Pool 7.5% 6/20/2031	11,094	11,433
Ginnie Mae II Pool 7.5% 7/20/2031	1,475	1,521
Ginnie Mae II Pool 7.5% 7/20/2032	7,253	7,489
Ginnie Mae II Pool 7.5% 8/20/2031	47,177	48,638
Uniform Mortgage Backed Securities 2% 8/1/2056 (e)	11,600,000	9,038,938
Uniform Mortgage Backed Securities 2% 9/1/2056 (e)	7,175,000	5,589,212
Uniform Mortgage Backed Securities 2.5% 8/1/2056 (e)	17,000,000	13,857,655
Uniform Mortgage Backed Securities 3.5% 8/1/2056 (e)	2,100,000	1,864,078
Uniform Mortgage Backed Securities 4.5% 8/1/2056 (e)	37,800,000	35,520,188
Uniform Mortgage Backed Securities 5% 8/1/2056 (e)	58,900,000	56,866,113
Uniform Mortgage Backed Securities 5.5% 8/1/2056 (e)	12,300,000	12,177,961
Uniform Mortgage Backed Securities 6% 10/1/2056 (e)	3,325,000	3,351,236
Uniform Mortgage Backed Securities 6% 8/1/2056 (e)	8,200,000	8,293,851
Uniform Mortgage Backed Securities 6% 9/1/2056 (e)	3,975,000	4,013,663
Uniform Mortgage Backed Securities 6.5% 8/1/2056 (e)	21,300,000	21,966,458
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	10,000,000	10,295,703
TOTAL UNITED STATES		2,210,567,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,309,987,583)		2,210,567,414

U.S. Treasury Obligations - 9.7%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	14,660,000	13,570,808
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.91	8,260,000	7,475,300
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	5,815,382
US Treasury Bonds 4.75% 5/15/2055	4.67	2,000,000	1,846,328
US Treasury Bonds 4.75% 8/15/2055	4.87	2,210,000	2,040,711
US Treasury Bonds 5% 5/15/2045	4.87	1,430,000	1,385,367
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	5,511,936	4,812,351
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.93	3,153,853	2,755,128
US Treasury Notes 3.5% 2/15/2029	3.56	4,319,000	4,234,138
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	60,120,000	58,903,510
US Treasury Notes 3.875% 4/15/2029	3.78 to 3.94	36,810,000	36,387,260
US Treasury Notes 3.875% 5/15/2029	4.02	9,210,000	9,100,631
US Treasury Notes 4.75% 2/15/2045	4.95	14,470,000	13,599,539
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	4,104,773	3,911,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $170,937,402)			165,837,594

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $22,285,157)	3.69	22,280,809	22,285,265

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	9,100,000	80,939
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	45,800,000	639,626
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	21,850,000	330,154
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.035% and receive annually a floating rate based on US SOFR Index, expiring July 2029	7/2027	57,290,000	489,818
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	6,110,000	422,096
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	32,000,000	434,375
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring April 2029	3/2028	132,000,000	1,145,031

TOTAL PURCHASED SWAPTIONS (Cost $2,310,703)			3,542,039

TOTAL INVESTMENT IN SECURITIES - 156.3% (Cost $2,791,622,105)	2,670,205,627
NET OTHER ASSETS (LIABILITIES) - (56.3)%	(961,545,278)
NET ASSETS - 100.0%	1,708,660,349

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4.5% 8/1/2056	(6,575,000)	(6,170,494)
Ginnie Mae II Pool 5% 8/1/2056	(59,700,000)	(57,811,970)
Ginnie Mae II Pool 5.5% 8/1/2056	(174,750,000)	(173,718,398)
Ginnie Mae II Pool 6% 8/1/2056	(142,850,000)	(145,257,951)
Ginnie Mae II Pool 6.5% 8/1/2056	(11,475,000)	(11,859,188)
Uniform Mortgage Backed Securities 2% 8/1/2056	(7,675,000)	(5,980,504)
Uniform Mortgage Backed Securities 2.5% 8/1/2056	(17,000,000)	(13,857,655)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(17,000,000)	(13,852,345)
Uniform Mortgage Backed Securities 3% 8/1/2056	(19,500,000)	(16,616,133)
Uniform Mortgage Backed Securities 3.5% 8/1/2056	(2,100,000)	(1,864,078)
Uniform Mortgage Backed Securities 4% 8/1/2056	(9,350,000)	(8,538,449)
Uniform Mortgage Backed Securities 4.5% 8/1/2056	(37,800,000)	(35,520,188)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(30,800,000)	(28,903,875)
Uniform Mortgage Backed Securities 5% 8/1/2056	(56,400,000)	(54,452,441)
Uniform Mortgage Backed Securities 5% 9/1/2056	(40,900,000)	(39,438,148)
Uniform Mortgage Backed Securities 6% 8/1/2056	(4,375,000)	(4,425,073)
Uniform Mortgage Backed Securities 6% 9/1/2056	(3,325,000)	(3,357,341)
Uniform Mortgage Backed Securities 6.5% 8/1/2056	(12,900,000)	(13,303,629)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(634,927,860)

TOTAL TBA SALE COMMITMENTS (Proceeds $638,983,018)		(634,927,860)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	25,500,000	(1,272,318)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,200,000	(187,563)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,840,000	(483,634)

TOTAL CALL SWAPTIONS			(1,943,515)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(2,492,445))			(1,943,515)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	1,182	9/2026	243,131,859	(318,917)
CBOT US Treasury Ultra Bond Contracts (United States)	125	9/2026	13,757,813	(207,500)
TOTAL LONG				(526,417)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(423)	9/2026	(45,783,141)	569,193
TOTAL FUTURES CONTRACTS				42,776

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2036	1,084,000	(49,063)	33,461	(15,602)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	187,274,000	4,105,503	(3,636,661)	468,842
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	4,237,000	(345,810)	213,560	(132,250)
TOTAL INTEREST RATE SWAPS							3,710,630	(3,389,640)	320,990

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,650,674.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,589,718.

(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,007,267.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	23,279,270	448,443,476	449,437,710	1,079,273	121	108	22,285,265	22,280,809
Fidelity Securities Lending Cash Central Fund	-	57,015,670	57,015,670	937	-	-	-	-
	23,279,270	505,459,146	506,453,380	1,080,210	121	108	22,285,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	186,728,230	-	186,728,230	-

Commercial Mortgage Securities	81,245,085	-	81,245,085	-

U.S. Government Agency - Mortgage Securities	2,210,567,414	-	2,210,567,414	-

U.S. Treasury Obligations	165,837,594	-	165,837,594	-

Money Market Funds	22,285,265	22,285,265	-	-

Purchased Swaptions	3,542,039	-	3,542,039	-
Total Investments in Securities:	2,670,205,627	22,285,265	2,647,920,362	-
Derivative Instruments:

Assets
Futures Contracts	569,193	569,193	-	-
Swaps	4,105,503	-	4,105,503	-
Total Assets	4,674,696	569,193	4,105,503	-

Liabilities
Futures Contracts	(526,417)	(526,417)	-	-
Swaps	(394,873)	-	(394,873)	-
Written Swaptions	(1,943,515)	-	(1,943,515)	-
Total Liabilities	(2,864,805)	(526,417)	(2,338,388)	-
Total Derivative Instruments:	(1,809,891)	42,776	(1,767,115)	-
Other Financial Instruments:

TBA Sale Commitments	(634,927,860)	-	(634,927,860)	-
Total Other Financial Instruments:	(634,927,860)	-	(634,927,860)	-
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,647,920,362
Investments in securities, at value - affiliated issuers	22,285,265
Receivable for investments sold	26,050
Receivable for premium on written options	2,492,445
Receivable for TBA sale commitments	638,983,018
Receivable for fund shares sold	498,893
Interest receivable	6,761,153
Distributions receivable from affiliated funds	63,048
Receivable for variation margin on centrally cleared swaps	80,176
Other receivables	822
Total assets	3,319,111,232
Liabilities
Payable for investments purchased	8,554,367
Payable for investments purchased, delayed delivery	962,377,458
TBA sale commitments, at value	634,927,860
Payable for fund shares redeemed	1,382,547
Distributions payable	552,209
Accrued management fee	404,950
Transfer agent fee payable	143,599
Payable for variation margin on futures contracts	63,423
Written options, at value	1,943,515
Other affiliated payables	97,648
Other payables and accrued expenses	3,307
Total liabilities	1,610,450,883
Net Assets	$1,708,660,349
Net assets consist of:
Paid in capital	2,090,605,931
Total accumulated earnings (loss)	(381,945,582)
Net Assets	$1,708,660,349

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,708,660,349/167,460,553 shares)	$10.20

Other Information
Unaffiliated issuers, cost	2,769,336,948
Affiliated issuers, cost	22,285,157
Written options premium received	2,492,445
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$1,080,210
Interest	71,952,933
Total investment income	73,033,143
Expenses
Management fee	4,934,845
Transfer agent fees	1,749,945
Fund wide operations fee	1,185,178
Independent trustees' fees and expenses	4,785
Total expenses	7,874,753
Expense reimbursements and reductions	(537)
Total expenses after reductions	7,874,216
Net investment income (loss)	65,158,927
Net realized gain (loss)
Investments - unaffiliated issuers	3,060,543
Investments - affiliated issuers	121
Futures contracts	(5,199,157)
Swaps	4,335,653
Written options	(39,144)
Net realized gain (loss)	2,158,016
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	2,458,032
Investments - affiliated issuers	108
Futures contracts	984,883
Swaps	586,533
Written options	548,930
TBA sale commitments	4,197,528
Total change in net unrealized appreciation (depreciation)	8,776,014
Net gain (loss)	10,934,030
Net increase (decrease) in net assets resulting from operations	$76,092,957
Other Information
Income from securities lending - Affiliated Issuers	937

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,158,927	$70,149,500
Net realized gain (loss)	2,158,016	964,863
Change in net unrealized appreciation (depreciation)	8,776,014	(11,886,558)
Net increase (decrease) in net assets resulting from operations	76,092,957	59,227,805
Distributions to shareholders
Distributions to shareholders	(63,197,293)	(73,208,725)
Total distributions	(63,197,293)	(73,208,725)
Net increase (decrease) in net assets resulting from share transactions	(100,543,080)	(242,837,981)
Total increase (decrease) in net assets	(87,647,416)	(256,818,901)
Net Assets
Beginning of period	1,796,307,765	2,053,126,666
End of period	$1,708,660,349	$1,796,307,765
Financial Highlights
Fidelity® GNMA Fund

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.14	$10.21	$10.06	$10.86	$11.73
Income from Investment Operations
Net investment income (loss) A, B	.39	.38	.36	.33	.12
Net realized and unrealized gain (loss)	.04	(.06)	.14	(.83)	(.84)
Total from investment operations	.43	.32	.50	(.50)	(.72)
Distributions
Distributions from net investment income	(.37)	(.39)	(.35)	(.30)	(.12)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.37)	(.39)	(.35)	(.30)	(.15)
Net asset value, end of period	$10.20	$10.14	$10.21	$10.06	$10.86
Total Return C	4.28%	3.22%	5.17%	(4.39)%	(6.19)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.72%	3.70%	3.64%	3.20%	1.03%
Net assets, end of period	$1,708,660,349	$1,796,307,765	$2,053,126,666	$2,310,859,093	$2,892,759,194
Portfolio turnover rate F	620%	639%	781%	776%	863%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: futures contracts, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® GNMA Fund	2,794,403,794	6,478,712	(124,854,606)	(118,375,894)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® GNMA Fund	(258,451,142)	(118,375,894)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® GNMA Fund	(222,220,906)	(36,230,236)	(258,451,142)

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® GNMA Fund	63,197,293	63,197,293

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® GNMA Fund	73,208,725	73,208,725

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options,  futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options,   a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® GNMA Fund
Interest Rate Risk
Futures Contracts	569,193	(526,417)	(5,199,157)	984,883
Purchased Options	-	-	(38,236)	1,265,183
Written Options	-	-	(39,144)	548,930
Swaps	4,105,503	(394,873)	4,335,653	586,533
Purchased Swaptions	3,542,039	-	-	-
Written Swaptions	-	(1,943,515)	-	-
Total Interest Rate Risk	8,216,735	(2,864,805)	(940,884)	3,385,529

Totals	8,216,735	(2,864,805)	(940,884)	3,385,529

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® GNMA Fund
Futures	280,539,004
Swaps	239,981,500
Purchased Swaptions	113,104,167
Written Swaptions	19,115,000

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates. .

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® GNMA Fund	12,528,144,233	12,643,014,700

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® GNMA Fund	0.282

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® GNMA Fund	1,749,945	asset-based	0.10

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® GNMA Fund	.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® GNMA Fund	$3,314

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® GNMA Fund	101	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® GNMA Fund	537

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® GNMA Fund
Fidelity® GNMA Fund	63,197,293	73,208,725
Total	63,197,293	73,208,725

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® GNMA Fund
Shares sold	16,426,343	10,572,194	170,166,415	107,473,793
Reinvestment of distributions	5,418,565	6,343,344	56,150,371	64,463,614
Shares redeemed	(31,542,739)	(40,879,753)	(326,859,866)	(414,775,388)
Net increase (decrease)	(9,697,831)	(23,964,215)	(100,543,080)	(242,837,981)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 6.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $66,180,537 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $63,197,293 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.930526.115
MOG-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026